[As filed copy]

(Translation)

COVER PAGE

Filing Documents:                  SECURITIES REPORT

Place where this Securities        Director-General of Kanto Local Finance
Registration Statement is being    Bureau
filed:

Filing Date:                       March 31, 2005

Accounting Period                  The Ninth Fiscal Year
                                   (From: October 1, 2003 to
                                   September 30, 2004)

Name of the Fund                   PUTNAM U.S. GOVERNMENT INCOME TRUST

Name of the Registrant Fund:       PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of         Charles E. Porter
Representative of Trustees:        Executive Vice President, Associate
                                   Treasurer and Principal Executive Officer

Address of Principal Office:       One Post Office Square
                                   Boston, Massachusetts 02109
                                   U. S. A.

Name and Title of                  Akihiro Wani
Attorney-in-fact:                  Attorney-at-Law

Address or Location of             Linklaters Law Office (Note 1)
Attorney-in-fact:                  Meiji Yasuda Building
                                   1-1, Marunouchi 2-chome
                                   Chiyoda-ku, Tokyo 100-0005 Japan

Name of Liaison Contact:           Akihiro Wani
                                   Attorney-at-Law

Place of Liaison Contact:          Linklaters Law Office (Note 1)
                                   Meiji Yasuda Building
                                   1-1, Marunouchi 2-chome
                                   Chiyoda-ku, Tokyo 100-0005 Japan

Phone Number:                      03-6212-1200

Places where a copy of this        Not applicable.
Securities Registration Statement
is available for Public
Inspection:

(Note 1) As of April 1, 2005, Linklaters Law Office formally merges with Linklaters Foreign Law Office and use the name of "Linklaters".

(Note 2) The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY103.61 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on January 31, 2005 quoted by The Bank of Tokyo-Mitsubishi, Ltd. The same applies hereinafter.

(Note 3) In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into Japanese Yen is calculated by multiplying the corresponding dollar amount by the conversion rate specified and rounding up when necessary. As a result, in this report, there are cases in which Japanese Yen figures for the same information differ from each other.

(Note 4) In this report, "fiscal year" refers to a year from October 1 to September 30 of the following year. However, the first fiscal year refers to a period from February 6, 1995 (Incorporation of the Fund) to September 30, 1995.

PART I. INFORMATION CONCERNING FUND

I. DESCRIPTION OF THE FUND

1 NATURE OF THE FUND

(1) Objectives and Basic Nature of the Fund:

A. Name of the Fund:

Putnam U.S. Government Income Trust (the "Fund")

B. Objective of the Fund:

The Fund seeks as high a level of current income as the Investment Management Company (as defined below) believes is consistent with preservation of capital.

C. Authorized Shares:

There is no prescribed authorized number of Shares, and Shares may be issued from time to time.

D. Form of the Fund:

Putnam U.S. Government Income Trust is a Massachusetts business trust organized on November 1, 1983. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Fund is an open-end diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund.

The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove the Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Fund has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

The Fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities and securities issued by other investment companies). The remaining 25% of its total assets is not subject to this restriction. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem the shareholders' shares without the shareholder's permission and send the shareholder the proceeds. The Fund may also redeem shares if shareholders own shares more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may, at any time, establish one which could apply to both present and future shareholders.

E. Main Investment Strategies - U.S Government Bonds

The Fund invests in bonds that:

-- are obligations of the U.S. government, its agencies and instrumentalities which are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds; and

-- have short to long-term maturities.

The Fund also invests in forward commitments and repurchase agreements relating to those investments.

F. Main Risks

The main risks that could adversely affect the value of this Fund's shares and the total return on your investment include:

-- The risk that the issuers of the Fund's investments will not make timely payments of interest and principal. This credit risk is higher for debt that is not backed by the full faith and credit of the U.S. government.

-- The risk that movements in financial markets will adversely affect the value of the Fund's investments. This risk includes interest rate risk, which means that the prices of the Fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

-- The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

Investors can lose money by investing in the Fund. The Fund may not achieve its goals, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(2) Structure of the Fund

A. Structure of the Fund:


                                 Fund

                    Putnam U.S. Government Income Trust

                                Trustees
                            (Agreement and
                          Declaration of Trust)
                                                             Investor
Distibutor's                                 Custodian       Servicing
Contract                                     Agreement       Agreement

Principal                                           Custodian
Underwriter                                     Investor Servicing
                                                     Agent

Putnam Retail                                   Putnam Fiduciary
Management Limited Partnership                  Trust Company

(acts as distributor)                           (acts as custodian and
                                                investor servicing
                                                agent of the Fund)

Japan Dealer
Sales Contract

              Agent Securities                  Management Contract
              Company Agreement

Distributor in Japan                            Investment Management
Agent Securities Company                              Company

Mitsubishi Securities Co., Ltd.          Putnam Investment Management, LLC

(forwarding of sales and              (acts as investment management company of
repurchase in Japan and                    the Fund and investment adviser
rendering of service as                     concerning the Fund's assets)
agent company)


B. Name and role in the Fund's management of the Investment Management Company and related companies of the Fund, and summary of the agreements, etc.


-----------------------------------------------------------------------------------------------------------
                               Role in the management
      Name                          of the Fund               Summary of the agreement, etc.
-----------------------------------------------------------------------------------------------------------
Putnam Investment              Investment Management          The Investment Management Company has
Management, LLC                Company                        entered into the Management Contract
                                                              with the Fund as of July 8, 1994, which
                                                              sets out that the Investment Management
                                                              Company provides with the Fund the
                                                              investment management services and
                                                              investment advisory services in relation
                                                              to the Fund's assets.
-----------------------------------------------------------------------------------------------------------
Putnam Fiduciary Trust         Custodian                      The Custodian has entered into the
Company                                                       Custodian Agreement with the Fund as of
                                                              May 3, 1991, as amended July 13, 1992,
                                                              which sets out that the Custodian serves
                                                              as a custodian of the Fund's assets.
-----------------------------------------------------------------------------------------------------------
                               Investor Servicing Agent       The Investor Servicing Agent has entered
                                                              into the Investor Servicing Agreement with
                                                              the Fund as of June 3, 1991, which sets
                                                              out that the Investor Servicing Agent
                                                              provides all services required by the Fund
                                                              in connection with the establishment,
                                                              maintenance and recording of shareholder
                                                              accounts, including without limitation all
                                                              related tax and other reporting requirements,
                                                              and the implementation of investment and
                                                              redemption arrangements offered in connection
                                                              with the sale of the Fund's shares.
-----------------------------------------------------------------------------------------------------------
Putnam Retail Management       Principal Underwriter          The Principal Underwriter has entered
Limited Partnership                                           into the Distribution Agreement with
                                                              the Fund as of May 6, 1994, which sets out
                                                              that the Principal Underwriter distributes
                                                              the shares of the Fund.
-----------------------------------------------------------------------------------------------------------
Mitsubishi Securities,         Distributor in Japan           The Distributor in Japan has entered into
Co., Ltd.                                                     the Japan Dealer Sales Contract with the
                                                              Putnam Retail Management as of November 25,
                                                              1997, which sets out that the Distributor in
                                                              Japan forwards sales and repurchase orders
                                                              in Japan to the Putnam Retail Management.
-----------------------------------------------------------------------------------------------------------
                               Agent Securities Company       The Agent Securities Company has entered into
                                                              the Agent Securities Company Agreement with
                                                              the Fund as of November 6, 1997, which sets
                                                              out that the Agent Securities Company
                                                              distributes prospectus, makes public in Japan
                                                              the daily net asset value per share of the
                                                              Fund, and distributes any documents required
                                                              to be prepared in accordance with the
                                                              applicable laws and regulations of Japan.
-----------------------------------------------------------------------------------------------------------



C. Trustee

The Trustees are responsible for generally overseeing the conduct of the Fund's business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.

Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Fund, to the extent provided therein (v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.

On any matter submitted to a vote of shareholders, all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940, as amended, or when the Trustees hall have determined that the matter affects one or more series or classes of shares materially differently, shares are voted by individual series or class; and
(2) when the Trustees have determined that the matter affects on the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting in the election of Trustees.

Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.

The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.

At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.

The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.

The Fund may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.

Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

D. Investment Management Company

(a) Law of Place of Incorporation

Putnam Investment Management, LLC (hereinafter referred to as "Putnam Management") is organized as a limited liability company under the laws of the State of Delaware. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the U.S. Securities and Exchange Commission (the "SEC").

(b) Outline of the Supervisory Authority

Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.

(c) Purpose of the Business

Investment Management Company's sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(d) History of the Investment Management Company

The Investment Management Company is one of America's oldest and largest money management firms. The Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. The Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with mutual fund assets of over $138 billion in an aggregate net asset value and over 11 million shareholder accounts as of January 31, 2005. An affiliate, The Putnam Advisory Company, LLC., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds. Total assets under management by Putnam entities, including assets of mutual funds and other clients, are nearly $204 billion as of January 31, 2005.

Putnam Management, Putnam Retail Management and Putnam Fiduciary Trust Company are subsidiaries of Putnam, LLC, which is located at One Post Office Square, Boston, Massachusetts 02109 and except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

(e) Amount of Capital Stock (as of January 31, 2005)

(i) Amount of Members' Equity:

$14,818,904

(ii) Number of authorized shares of capital stock:

Not applicable.

(iii) Number of outstanding shares of capital stock:

Not applicable.

(iv) Amount of members' equity for the past five years:


                     Amount of Members'
    Year                 Equity            Increase/Decrease
---------------  --------------------------------------------
End of 2000            $209,635,521
End of 2001            $170,497,323          -$39,138,198
End of 2002            $138,739,094          -$31,758,229
End of 2003            $144,486,036            $5,746,942
End of 2004 (1)         -$9,155,466         -$153,641,502


(1) During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members' Equity.

(f) Structure of the Management of the Investment Management Company

The Investment Management Company is ultimately managed by its Board of Directors, which is elected by its Members.

Each fund managed by the Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, the Investment Management Company's Core Fixed Income Team), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.

In selecting portfolio securities for the Fund, the Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and numerous onsite visits and other contacts with issuers every year. The Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

The Core Fixed Income Team of the Investment Management Company has primary responsibility, and its members have joint responsibility, for the day-to-day management of the Fund's portfolio.

(g) Information Concerning Major Stockholders

As of January 31, 2005, all the outstanding interests of the Investment Management Company were owned by Putnam, LLC, located at One Post Office Square, Boston, Massachusetts 02109.

2 INVESTMENT POLICY

(1) Investment Policy

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund's goal by investing in U.S. government bonds.

Policy on excessive short-term trading

Risks of excessive short-term trading. Excessive short-term trading activity may reduce the Fund's performance and harm all fund shareholders by interfering with portfolio management, increasing the Fund's expenses and diluting the fund's net asset value. Depending on the size and frequency of short-term trades in the Fund's shares, the Fund may experience increased cash volatility, which could require the Fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the Fund's brokerage and administrative costs and taxable distributions to shareholders.

Fund policies. In order to protect the interests of long-term shareholders of the Fund, Investment Management Company and the Fund's Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The Fund seeks to discourage excessive short-term trading by imposing short-term trading fees and using fair value pricing procedures to value investments under some circumstances. In addition, Investment Management Company monitors activity in shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

Compliance Department of the Investment Management Company currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on the Fund's internal parameters for detecting excessive short-term trading, which consider the number of "round trip" transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that Investment Management Company or the Fund considers to be excessive or inappropriate, Investment Management Company will issue the investor and the financial intermediary involved in the activity, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. The Fund also reserves the right to terminate the exchange privilege without a warning. In addition, Investment Management Company will also communicate instances of excessive short-term trading to the compliance staff of an investor's broker, if one is identified.

In addition to enforcing these exchange parameters, Investment Management Company and the Fund reserve the right to reject or restrict purchases or exchanges for any reason. Investment Management Company or the Fund may determine that an investor's trading activity is excessive or otherwise potentially harmful based on various factors, including an investor's or financial intermediary's trading history in the Fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If the Fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the Fund or other Putnam funds. The Fund may take these steps in its discretion even if the investor's activity may not have been detected by the Fund's current monitoring parameters.

Limitations on the Fund's policies. There is no guarantee that the Fund will be able to detect excessive short-term trading in all accounts. For example, Investment Management Company currently does not have access to sufficient information to identify each investor's trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund's policies. In addition, even when Investment Management Company has sufficient information, its detection methods may not capture all excessive trading. In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the Fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The Fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Investment Management Company monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Investment Management Company will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the underlying beneficial owner and attempt to identify and remedy any excessive trading. However, the Fund's ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. The Fund's policies on exchanges may also be modified for accounts held by certain retirement plans to conform to plan exchange limits or Department of Labor requirements. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Blackout periods for Putnam employees. Putnam Investments imposes blackout periods on investments in the Putnam funds (other than money market funds) by its employees and certain family members. Employees of Putnam Investments and covered family members may not make a purchase followed by a sale, or a sale followed by a purchase, in any non-money market Putnam fund within any 90-calendar day period. Members of Investment Division of the Investment Management Company, certain senior executives, and certain other employees with access to investment information, as well as their covered family members, are subject to a blackout period of one year. These blackout periods are subject to limited exceptions.

Alternative strategies. Under normal market conditions, we keep the Fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

Changes in policies. The Trustees may change the Fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

(2) Object of Investment

The Fund invests in bonds that:

-- are obligations of the U.S. government, its agencies and instrumentalities which are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds; and

-- have short to long-term maturities.

The Fund also invests in forward commitments and repurchase agreements relating to those investments.

Investments in Miscellaneous Fixed-Income Securities. If the Fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The Fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

Mortgage Related and Asset-backed Securities. Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the Fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or "IO" class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or "POs" tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund's ability to buy or sell those securities at any particular time.

Other investments. In addition to the main investment strategies described above, the Fund may make other type of investments, such as investments in zero-coupon bonds and certain derivatives including futures, options and swap contracts, which may be subject to other risks.

(3) Structure of the Management of the Fund

The investment performance and portfolio of the Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.

In selecting portfolio securities for the Fund, the Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and numerous onsite visits and other contacts with issuers every year.

The Core Fixed Income Team of the Investment Management Company has primary responsibility, and its members have joint responsibility, for the day-to-day management of the Fund's portfolio. The team manager, in coordination with analysts who research specific securities and other team members, provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities. The names of the team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the Fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the Fund owned by these professionals as of November 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

-----------------------------------------------------------------------------
Portfolio leader   Since   Employer        Positions Over     Dollar Range of
                                           Past Five Years      Fund Shares
                                                                   Owned
-----------------------------------------------------------------------------
Kevin M. Cronin    1998    Putnam          Chief Investment         $0
                           Management      Officer, Core
                           1997 - Present  Fixed Income
                                           Team
-----------------------------------------------------------------------------
Portfolio          Since   Employer        Positions Over     Dollar Range of
member                                     Past Five Years      Fund Shares
                                                                   Owned
-----------------------------------------------------------------------------
Rob A. Bloemker    2002    Putnam          Team Leader              $0
                           Management
                           1999 - Present
-----------------------------------------------------------------------------

Other funds managed by the Portfolio Leader and PortfolioMember.

As of the fund's fiscal year-end, Kevin M. Cronin was also a Portfolio Leader of Putnam American Government Income Fund, Putnam Global Income Trust, Putnam Income Fund, and Putnam Limited Duration Government Income Fund and a Portfolio Member of The George Putnam Fund of Boston and Putnam Equity Income Fund. Rob A. Bloemker was also a Portfolio Member of Putnam American Government Income Fund, Putnam Income Fund, and Putnam Limited Duration Government Income Fund. Kevin M. Cronin and Rob A. Bloemker may also manage other accounts and variable trust funds managed by the Investment Management Company or an affiliate.

Changes in the fund's Portfolio Leader and Portfolio Member.

No changes in the fund's Portfolio Leader or Portfolio Member occurred during the fiscal year ended September 30, 2004. Kevin M. Cronin has served as Portfolio Leader of the fund since May 2002, when the Investment Management Company introduced this designation.

Investment in the fund by Putnam employees and the Trustees.

As of November 30, 2004, all of the 13 Trustees owned fund shares. The table shows the approximate value of investments in the fund and all Putnam funds as of that date by Putnam employees and the fund's Trustees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

-----------------------------------------------------------------------------
                               Fund        All Putnam funds
-----------------------------------------------------------------------------
Putnam employees           $2,173,000         $463,815,000
-----------------------------------------------------------------------------
Trustees                     $142,000          $47,311,000
-----------------------------------------------------------------------------

Compensation of investment professionals.

The Investment Management Company believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to the Investment Management Company's Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund, GNMA Funds, is its broad investment category as determined by Lipper Inc. The portion of the incentive compensation pool available to your investment management team is also based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time.

-- Consistent performance means being above median over one year.

-- Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

-- Superior performance (which is the largest component of the Investment
   Management Company's incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, the Investment Management Company retains discretion to reward or penalize teams or individuals as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by the Investment Management Company's parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam's profitability for the year. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

(4) Distribution Policy:

The Fund normally distributes any net investment income monthly and any net realized capital gains annually. The payment to Japanese investors may be made until the end of each month by Mitsubishi.

(5) Investment Restrictions:

Except as otherwise specifically designated, the investment restrictions described in this documents and the Japanese prospectus are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

A. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made. (Note)

B. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

C. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

D. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

E. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities or to securities issued by other investment companies.

F. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities of other investment companies.

G. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

H. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

I. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Note: So long as shares of the Fund are being offered for sale by the Fund in Japan, the Fund may not borrow money in excess of 10% of the value of its total assets.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

A. The Fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c).

All percentage limitations on investments (other than pursuant to non-fundamental restriction A.) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

In connection with the offering of its shares in Japan, the Fund has undertaken to the Japanese Securities Dealers Association that the Fund will not:

(a) invest more than 15% of its net assets in securities that are not traded on an official stock exchange or other regulated market, including, without limitation, the National Association of Securities Dealers Automated
Quotation System (this restriction shall not be applicable to bonds determined by the Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable);

(b) borrow money in excess of 10% of the value of its total assets;

(c) make short sales of securities in excess of the Fund's net asset value; and

(d) together with other mutual funds managed by the Investment Management Company, acquire more than 50% of the outstanding voting securities of any issuer.

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

Also in connection with the Fund's offering of its shares in Japan, the Fund has adopted the following nonfundamental investment restriction:

The Fund will not invest in equity securities or warrants except that the Fund may invest in or hold preferred securities if and to the extent that such securities are characterized as debt for purposes of determining the Fund's status as a "bond investment trust" under the Income Tax Law of Japan. There can be no assurance that the Fund will be able to invest in such preferred securities.

Notwithstanding the foregoing restriction, the Fund may invest in asset-backed, hybrid and structured bonds and notes. These investments may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular investment of this type will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the interest rate or return is linked, which may include equity securities.

3. INVESTMENT RISK

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund's goal by investing in U.S. government bonds. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. A description of the risks associated with the Fund's main investment strategies follows.

A. Risk Factors

Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the Fund, but will affect the value of the Fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk. Other bonds in which the Fund may invest are subject to varying degrees of risk. These risk factors may include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

Prepayment Risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the Fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Forward commitments and repurchase agreements. The Fund may enter into contracts with dealers for future delivery of U.S. government investments, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. The Fund may also enter into repurchase agreements, under which the Fund buy an investment from a firm that has an obligation to buy the investment back at a fixed price and time, typically within one week. Repurchase agreements involve the risk that the other party will default on its obligations, in which case the Fund may find it difficult to recover the value of these investments.

B. Structure of the Risk Management

The Fund builds risk management into the investment process. The Fund identifies areas of potential risk and then puts the policies, procedures and controls in place - including oversight by a Risk Management Committee
- to actively manage those risks.

4 FEES, ETC. AND TAXES

(1) Sales Charge

The sales charge in Japan shall be 3.15% (3% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price"). The public offering price means the amount calculated by dividing the net asset value by (1-0.0325) and rounded to three decimal places. Please refer to "Part II. Detailed Information Concerning the Fund, II. Procedures, etc., 1. Procedures for Sales of Shares, Etc." hereof.

(2) Redemption Fee:

A deferred sales charge of 0.40% may apply to class M shares purchased without an initial sales charge outside of Japan if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. Investors may sell shares acquired by reinvestment of distributions without a sales charge at any time.

(3) Management Fee, etc.:

A. Management Fee

Under a Management Contract dated July 8, 1994, the Fund pays a quarterly fee to the Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at the annual rate of:

0.57% of the first $500 million of average net assets;
0.475% of the next $500 million of average net assets:
0.4275% of the next $500 million of average net assets; and 0.38% of any excess over $1.5 billion of such average net asset value.

For the fiscal years ending on September 30, 2004, 2003 and 2002, the Fund paid $9,810,474, $13,766,124 and $13,186,969, respectively as a management fee.

B. Custodian Fee and Charges of the Investor Servicing Agent

Putnam Fiduciary Trust Company, the Fund's Custodian, is entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian, not including fees paid by the Custodian to any sub-custodian, payable monthly based on the average daily total net assets of the Fund during the relevant month. Any reasonable disbursements and out-of-pocket expenses (including without limitation telephone, telex, cable and postage expenses) incurred by the Custodian, and any custody charges of banks and financial institutions to whom the custody of assets of the Fund is entrusted, are borne by the Fund.

The Fund pays to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

For the fiscal year ending on September 30, 2004, the Fund paid $4,298,698 as a custodian fee and investor servicing agent fee.

C. Fee on Class M Distribution Plan

The Class M distribution plan provides for payments by the Fund to Putnam Retail Management at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment.

Putnam Retail Management makes quarterly payments to Mitsubishi and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom Mitsubishi and other dealers are designated as the dealer of record.

Payments under the plan are intended to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the Fund's shares, including the payments to dealers mentioned above. Putnam Retail Management may suspend or modify such payments to dealers.

For the fiscal year ending September 30, 2004, the Fund paid fees under the distribution plan of $291,700 for Class M shares.

(4) Other Expenses:

The Fund pays all expenses not assumed by the Investment Management Company, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses the Investment Management Company for the compensation and related expenses of certain Fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees and was $27,366 for fiscal 2004 and the portion of total reimbursement for compensation and contributions was $21,450.

The Trustees are responsible for generally overseeing the conduct of Fund business. Subject to such policies as the Trustees may determine, the Investment Management Company furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, the Investment Management Company also manages the Fund's other affairs and business.

The table below shows the value of each Trustee's holdings in the Fund and in all of the Putnam Funds as of December 31, 2004.

-----------------------------------------------------------------------------
                                                    Aggregate dollar range of
                           Dollar range of Putnam   shares held in all of the
                           U.S. Government Income   Putnam funds overseen by
Name of Trustee              Trust shares owned             Trustee
-----------------------------------------------------------------------------
Jameson A. Baxter          $1-$10,000               over $100,000
-----------------------------------------------------------------------------
Charles B. Curtis          $1-$10,000               over $100,000
-----------------------------------------------------------------------------
Myra R. Drucker            $1-$10,000               over $100,000
-----------------------------------------------------------------------------
John A. Hill               $1-$10,000               over $100,000
-----------------------------------------------------------------------------
Ronald J. Jackson          $1-$10,000               over $100,000
-----------------------------------------------------------------------------
Paul L. Joskow             $1-$10,000               over $100,000
-----------------------------------------------------------------------------
Elizabeth T. Kennan        $1-$10,000               over $100,000
-----------------------------------------------------------------------------
John H. Mullin, III        $1-$10,000               over $100,000
-----------------------------------------------------------------------------
Robert E. Patterson        $10,001-$50,000          over $100,000
-----------------------------------------------------------------------------
W. Thomas Stephens         $1-$10,000               over $100,000
-----------------------------------------------------------------------------
Richard B. Worley          $1-$10,000               over $100,000
-----------------------------------------------------------------------------
*Charles E. Haldeman, Jr.  $10,001-$50,000          over $100,000
-----------------------------------------------------------------------------
*George Putnam, III        $10,001-$50,000          over $100,000
-----------------------------------------------------------------------------

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the Fund, Putnam Management, Putnam Retail Management or Marsh & McLennan Companies Inc., the parent company of Putnam Investments and its affiliated companies. Messrs. Putnam, III and Haldeman are deemed "interested persons" by virtue of their positions as officers of the Fund, Putnam Management or Putnam Retail Management or shareholders of Marsh & McLennan Companies, Inc. Mr. Haldeman is the President and Chief Executive Officer of Putnam Investments. Mr. Putnam, is the President of the Fund and each of the other Putnam funds. The balance of the Trustees are not "interested persons. "

Each independent Trustee of the Fund receives an annual retainer fee and an additional meeting fee for each Trustees' meeting attended. Independent Trustees who serve on board committees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the current independent Trustees of the Fund are Trustees of all the Putnam funds and receive fees for their services. Mr. Putnam also receives the foregoing fees for his services as Trustee.

The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the Fund, estimates that Committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The committees of the Board of Trustees, and the number of times each committee met during the Fund's fiscal year, are shown in the table below:

--------------------------------------------------------
Audit and Pricing Committee                       25
--------------------------------------------------------
Board Policy and Nominating Committee              8
--------------------------------------------------------
Brokerage and Custody Committee                    7
--------------------------------------------------------
Communication, Service and Marketing Committee    11
--------------------------------------------------------
Contract Committee                                16
--------------------------------------------------------
Distributions Committee                            5
--------------------------------------------------------
Executive Committee                                1
--------------------------------------------------------
Investment Oversight Committees                   32
--------------------------------------------------------

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 2004, and the fees paid to each Trustee by all of the Putnam funds during calendar 2004:


COMPENSATION TABLE

---------------------------------------------------------------------------------------
                                            Pension or       Estimated
                                            retirement          annual           Total
                             Aggregate        benefits   benefits from    compensation
                          compensation      accrued as      all Putnam        from all
                              from the    part of fund      funds upon          Putnam
Trustees/Year                 fund (1)        expenses  retirement (2)    funds (3)(4)
---------------------------------------------------------------------------------------
Jameson A. Baxter/
1994 (5)                        $3,085            $879        $100,000        $218,950
---------------------------------------------------------------------------------------
Charles B. Curtis/
2001                            $3,095          $1,070        $100,000        $244,250
---------------------------------------------------------------------------------------
Myra R. Drucker/
2004 (6)                           N/A             N/A              --         $33,780
---------------------------------------------------------------------------------------
Charles E. Haldeman/
2004 (6)                           N/A             N/A              --              --
---------------------------------------------------------------------------------------
John A. Hill/
1985 (5)(7)                     $5,891          $1,099        $200,000        $458,626
---------------------------------------------------------------------------------------
Ronald J. Jackson/
1996 (5)                        $3,118            $887        $100,000        $224,000
---------------------------------------------------------------------------------------
Paul L. Joskow/
1997 (5)(7)                     $3,903            $635        $100,000        $294,500
---------------------------------------------------------------------------------------
Elizabeth T. Kennan/
1992                            $3,001          $1,130        $100,000        $221,500
---------------------------------------------------------------------------------------
Lawrence J. Lasser/
1992 (9)                            $0            $918         $93,333              --
---------------------------------------------------------------------------------------
John H. Mullin, III/
1997 (5)                        $2,978            $973        $100,000        $216,000
---------------------------------------------------------------------------------------
Robert E. Patterson/
1984                            $3,007            $612        $100,000        $217,750
---------------------------------------------------------------------------------------
George Putnam, III/
1984 (7)                        $3,734            $505        $125,000        $262,500
---------------------------------------------------------------------------------------
W. Thomas Stephens/
1997 (5)                        $3,102            $886        $100,000        $228,250
---------------------------------------------------------------------------------------
W. Nicholas Thorndike/
1992 (8)                        $2,591          $1,457        $105,783        $114,500
---------------------------------------------------------------------------------------
Richard B. Worley/
2004 (6)                           N/A             N/A              --         $33,780
---------------------------------------------------------------------------------------


(1) Includes an annual retainer and an attendance fee for each meeting attended.

(2) Assumes that each Trustee retires at the normal retirement date. For Trustees who are not within three years of retirement, estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 2004. For Mr. Thorndike, the annual benefits equal the actual benefits he is currently receiving under the Retirement Plan for Trustees of the Putnam funds.

(3) As of December 31, 2004, there were 110 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as a trustee of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of Putnam Investment Management, LLC.

(4) Includes amounts (ranging from approximately $5,000 to $90,000 per Trustee) for which the Putnam funds were reimbursed by Putnam Investment Management, LLC for special Board and committee meetings and additional time spent on behalf of the Putnam funds in connection with certain regulatory and other matters relating to alleged improper trading by certain employees of Putnam Investment Management, LLC and participants in certain 401(k) plans administered by Putnam Fiduciary Trust Company.

(5) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of September 30, 2004, the total amounts of deferred compensation payable by the Fund, including income earned on such amounts, to certain Trustees were: Ms. Baxter - $13,266; Mr. Hill - $44,115; Mr. Jackson- $22,592; Mr. Joskow- $15,342; Mr. Mullin- $15,111; and Mr.
Stephens - $4,483.

(6) Ms. Drucker and Messrs. Haldeman and Worley were elected to the Board of Trustees on November 11, 2004

(7) Includes additional compensation to Messrs. Hill, Putnam and Dr. Joskow for service as Chairman of the Trustees, President of the Funds and Chairman of the Audit and Pricing Committee, respectively.

(8) Mr. Thorndike retired from the Board of Trustees of the Putnam funds on June 30, 2004.

(9) Mr. Lasser resigned from the Board of Trustees of the Putnam funds on November 3, 2003. The estimated annual retirement benefits shown in this table for Mr. Lasser reflect benefits earned under the funds' retirement plan prior to July 1, 2000.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan") each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit, also available under the Plan, assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustees first elected to the board after 2003.

The Investment Management Company places all orders for purchases and sales of the Fund's portfolio securities. In selecting broker-dealers, the Investment Management Company may consider research and brokerage services furnished to it and its affiliates. As a matter of policy, the Investment Management Company is not permitted to consider sales of Fund shares (or of the other Putnam Funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. During fiscal 2002, 2003 and 2004, the Fund paid $0, $0 and $0 in brokerage commissions, respectively.

For the fiscal year ending on September 30, 2004, the Fund paid $9,197,622 in total other expenses, including payments under its distribution plans, but excluding management fees, investor servicing agent expenses and custodian expenses.

(5) Tax Treatment of Shareholders in Japan:

The Fund qualifies as a "foreign bond investment trust to be publicly offered" under Japanese law and on that basis the tax treatment of Shareholders in Japan shall be as follows:

A. The distributions to be made by the Fund will be treated as distributions made by a domestic bond investment trust making public offering of investment fund securities.

(a) The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

(b) The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Distributor or the Sales Handling Company will prepare a report concerning distributions and file such report with the Japanese tax authorities.

(c) Net investment returns such as interest, etc. and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U.S. federal income tax currently at the rate of 15% and the amount obtained after such deduction will be paid in Japan. When the recently signed U.S.-Japan tax treaty enters into force (after the treaty is ratified) and becomes applicable, such distributions will be subject to withholding of U.S. federal income tax at the rate of 10%.

Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U.S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.

The Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

B. The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

C. Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust.

Note: The above information may be changed due to tax reform, etc.


5 STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio


                                                      (As of January 31, 2005)
------------------------------------------------------------------------------
Types of Assets                   Name of Country    Total USD      Investment
                                                                     Ratio (%)
------------------------------------------------------------------------------
U.S. Government Agency Mortgages  United States      1,424,228,220       82.51
------------------------------------------------------------------------------
Collateral Mortgage Obligations   United States        137,123,767        7.94
------------------------------------------------------------------------------
U.S. Treasury Obligations         United States                  0        0.00
------------------------------------------------------------------------------
Cash, Deposit and Other Assets                         164,749,325        9.55
(After deduction of liabilities)
------------------------------------------------------------------------------
Total                                                1,726,101,312      100.00
(Net Asset Value)                            (JPY 178,841 million)
------------------------------------------------------------------------------

Note: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

(2) Portfolio of Investments

A. Principal Holdings


Putnam U.S. Government Income Trust
January 31, 2005
Top 30 Holdings
Net Assets: $1,726,101,312                                                             (As of the end of January 31, 2005)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                        Coupon    Maturity
                      Name                       Country                      Type                        (%)       Date
--------------------------------------------------------------------------------------------------------------------------
1   Government National Mortgage Association      U.S.A      U.S. Government Guaranteed                     5       2035
    Pass-Through Certificates                                Mortgage Obligations
    5s, TBA, February 1, 2035
2   Government National Mortgage Association      U.S.A      U.S. Government Guaranteed                     6       2035
    Pass-Through Certificates                                Mortgage Obligations
    6s, TBA, February 1, 2035
3   Government National Mortgage Association      U.S.A      U.S. Government Guaranteed                   6.5       2035
    Pass-Through Certificates                                Mortgage Obligations
    6 1/2s, TBA, February 1, 2035
4   Government National Mortgage Association      U.S.A      U.S. Government Guaranteed                   5.5       2035
    Pass-Through Certificates                                Mortgage Obligations
    5 1/2s, TBA, February 1, 2035
5   Government National Mortgage                  U.S.A      U.S. Government Guaranteed                   4.5       2034
    Association Adjustable Rate                              Mortgage Obligations
    Mortgages 4 1/2s, August 20, 2034
6   Federal Home Loan Mortgage                    U.S.A      U.S. Government Guaranteed                     5       2034
    Corporation 5s, May 1, 2034                              Mortgage Obligations
7   Fannie Mae  7 1/2s, 2041                      U.S.A      Collateralized Mortgage Obligations          7.5       2041
8   Federal Home Loan Mortgage Corp.              U.S.A      Collateralized Mortgage Obligations          7.5       2043
    Pass-Through Certificate Ser. T-58,
    Class 4A, 7 1/2s, 2043
9   Fannie Mae  5 1/2s, 2033                      U.S.A      Collateralized Mortgage Obligations          5.5       2033
10  Fannie Mae 7 1/2s, 2042                       U.S.A      Collateralized Mortgage Obligations          7.5       2042
11  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                   6.5       2029
    Association Pass-Through                                 Mortgage Obligations
    Certificates 6 1/2s, December 15, 2029
12  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                     8       2032
    Association Pass-Through                                 Mortgage Obligations
    Certificates 8s, March 15, 2032
13  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                     7       2032
    Association Pass-Through                                 Mortgage Obligations
    Certificates 7s, May 15, 2032
14  Fannie Mae 7 1/2s, 2042                       U.S.A      Collateralized Mortgage Obligations          7.5       2042
15  Fannie Mae 7 1/2s, 2040                       U.S.A      Collateralized Mortgage Obligations          7.5       2040
16  Fannie Mae 5 1/2s, 2033                       U.S.A      Collateralized Mortgage Obligations          5.5       2033
17  Fannie Mae 7 1/2s, 2028                       U.S.A      Collateralized Mortgage Obligations          7.5       2028
18  Fannie Mae 7 1/2s, 2031                       U.S.A      Collateralized Mortgage Obligations          7.5       2031
19  Fannie Mae 7 1/2s, 2041                       U.S.A      Collateralized Mortgage Obligations          7.5       2041
20  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                     7       2028
    Association Pass-Through                                 Mortgage Obligations
    Certificates 7s, December 15, 2028
21  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                     7       2031
    Association Pass-Through                                 Mortgage Obligations
    Certificates 7s, July 15, 2031
22  Fannie Mae 7 1/2s, 2044                       U.S.A      Collateralized Mortgage Obligations          7.5       2044
23  Fannie Mae 7 1/2s, 2044                       U.S.A      Collateralized Mortgage Obligations          7.5       2044
24  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                   7.5       2032
    Association Pass-Through                                 Mortgage Obligations
    Certificates 7 1/2s, March 15, 2032
25  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                     7       2024
    Association Pass-Through                                 Mortgage Obligations
    Certificates 7s, January 15, 2024
26  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                   7.5       2023
    Association Pass-Through                                 Mortgage Obligations
    Certificates7 1/2s, June 15, 2023
27  Fannie Mae 7 1/2s, 2042                       U.S.A      Collateralized Mortgage Obligations          7.5       2042
28  Fannie Mae 7 1/2s, 2039                       U.S.A      Collateralized Mortgage Obligations          7.5       2039
29  Fannie Mae 7 1/2s, 2040                       U.S.A      Collateralized Mortgage Obligations          7.5       2040
30  Fannie Mae 7 1/2s, 2028                       U.S.A      Collateralized Mortgage Obligations          7.5       2028
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                   U.S. Dollar
--------------------------------------------------------------------------------------------------------------------------
                                 Acquisition Cost                Current Value
--------------------------------------------------------------------------------------------------------------------------
                                                                                             Investment
          Quantity          Per Issue         Total         Per Issue         Total           Ratio (%)
--------------------------------------------------------------------------------------------------------------------------
1        804,178,000           1.00        807,256,820         1.01        809,329,725         46.89%
2        129,000,000           1.04        133,696,406         1.04        133,988,675          7.76%
3        101,000,000           1.05        106,176,250         1.05        106,286,724          6.16%
4         48,000,000           1.02         49,072,500         1.03         49,237,498          2.85%
5         35,557,000           1.00         35,723,771         1.01         35,846,408          2.08%
6         33,598,174           0.95         32,036,384         1.00         33,574,551          1.95%
7         15,793,934           1.10         17,300,879         1.07         16,834,268          0.98%
8         15,606,958           1.09         17,047,674         1.07         16,680,012          0.97%
9         72,201,443           0.26         18,834,173         0.20         14,152,611          0.82%
10        11,507,867           1.10         12,679,123         1.07         12,327,439          0.71%
11        10,569,995           1.05         11,098,494         1.06         11,181,073          0.65%
12        10,180,654           1.06         10,825,446         1.09         11,082,199          0.64%
13        10,210,778           1.06         10,825,020         1.08         11,004,506          0.64%
14         9,709,505           1.11         10,754,959         1.07         10,398,197          0.60%
15         6,877,018           1.09          7,475,534         1.07          7,348,804          0.43%
16        36,819,536           0.29         10,708,642         0.20          7,274,735          0.42%
17         6,728,460           1.09          7,314,046         1.07          7,222,754          0.42%
18         6,527,497           1.11          7,217,113         1.07          6,977,669          0.40%
19         6,372,466           1.09          6,962,503         1.07          6,806,223          0.39%
20         6,030,864           0.97          5,875,381         1.07          6,441,010          0.37%
21         5,180,695           1.06          5,492,346         1.08          5,583,413          0.32%
22         5,032,826           1.07          5,375,294         1.07          5,398,371          0.31%
23         4,988,664           1.07          5,352,290         1.07          5,347,519          0.31%
24         3,483,254           1.06          3,704,223         1.08          3,754,023          0.22%
25         3,401,096           1.03          3,504,989         1.07          3,627,736          0.21%
26         3,063,677           1.03          3,146,492         1.08          3,300,786          0.19%
27         3,052,396           1.11          3,374,805         1.07          3,268,865          0.19%
28         2,854,498           1.09          3,102,928         1.07          3,052,087          0.18%
29         2,325,013           1.09          2,527,975         1.07          2,479,960          0.14%
30         2,296,100           1.08          2,479,709         1.07          2,456,326          0.14%
--------------------------------------------------------------------------------------------------------------------------


B. Investment Property

Not applicable.

C. Other Principal Investments

Not applicable.

(3) Results of Past Operations

A. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of January 2005 is as follows:


---------------------------------------------------------------------------------
                            Total Net Asset Value       Net Asset Value per Share
---------------------------------------------------------------------------------
                      USD (thousands)  JPY (millions)      USD          JPY
---------------------------------------------------------------------------------
1st Fiscal Year                 2,609             270        12.96        1,343
(September 30, 1995)
---------------------------------------------------------------------------------
2nd Fiscal Year                 6,116             634        12.63        1,309
(September 30, 1996)
---------------------------------------------------------------------------------
3rd Fiscal Year                 7,850             813        13.00        1,347
(September 30, 1997)
---------------------------------------------------------------------------------
4th Fiscal Year               163,076          16,896        13.25        1,373
(September 30, 1998)
---------------------------------------------------------------------------------
5th Fiscal Year               133,362          13,818        12.55        1,300
(September 30, 1999)
---------------------------------------------------------------------------------
6th Fiscal Year                95,090           9,852        12.52        1,297
(September 30, 2000)
---------------------------------------------------------------------------------
7th Fiscal Year               144,285          14,949        13.08        1,355
(September 30, 2001)
---------------------------------------------------------------------------------
8th Fiscal Year               171,975          17,818        13.20        1,368
(September 30, 2002)
---------------------------------------------------------------------------------
9th Fiscal Year                73,355           7,600        13.18        1,366
(September 30, 2003)
---------------------------------------------------------------------------------
10th Fiscal Year               50,649           5,248        13.23        1,371
(September 30, 2004)
---------------------------------------------------------------------------------
2004 End of February           57,441           5,951        13.26        1,374
            March              56,674           5,872        13.28        1,376
            April              55,150           5,714        13.03        1,350
            May                53,149           5,507        12.96        1,343
            June               52,911           5,482        13.04        1,351
            July               52,745           5,465        13.10        1,357
            August             56,654           5,870        13.24        1,372
            September          50,649           5,248        13.23        1,371
            October            50,151           5,196        13.27        1,375
            November           48,234           4,998        13.22        1,370
            December           42,271           4,380        13.23        1,371
2005 End of January            46,832           4,852        13.27        1,375
---------------------------------------------------------------------------------


Note: Operations of Class M Shares were commenced on February 6, 1995. Net asset value per share as of the end of February, 2005 is $13.20 (JPY 1,368).

B. Record of Distributions Paid

--------------------------------------------------------------------
Fiscal Year                        Amount of Dividend paid per Share
--------------------------------------------------------------------
                                         USD               JPY
--------------------------------------------------------------------
1st Fiscal Year (2/6/95 - 9/30/95)      0.60                62
--------------------------------------------------------------------
2nd Fiscal Year (10/1/95 - 9/30/96)     0.83                86
--------------------------------------------------------------------
3rd Fiscal Year (10/1/96 - 9/30/97)     0.78                81
--------------------------------------------------------------------
4th Fiscal Year (10/1/97 - 9/30/98)     0.80                83
--------------------------------------------------------------------
5th Fiscal Year (10/1/98 - 9/30/99)     0.77                80
--------------------------------------------------------------------
6th Fiscal Year (10/1/99 - 9/30/00)     0.76                79
--------------------------------------------------------------------
7th Fiscal Year (10/1/00 - 9/30/01)     0.72                75
--------------------------------------------------------------------
8th Fiscal Year (10/1/01 - 9/30/02)     0.66                68
--------------------------------------------------------------------
9th Fiscal Year (10/1/02 - 9/30/03)     0.31                32
--------------------------------------------------------------------
10th Fiscal Year (10/1/03 - 9/30/04)    0.29                30
--------------------------------------------------------------------

Note: Record of distribution paid during the period from February 1995 through March 2005 is as follows:

------------------------------------------------------------------------------
      Ex-dividend               NAV per   Ex-dividend                 NAV per
Year    Date      Dividend ($)  Share ($)    Date      Dividend ($)  Share ($)
------------------------------------------------------------------------------
1995  --             --            --     Jul. 5       0.074         12.83
      Feb. 6      0.074         12.29     Aug. 7       0.074         12.71
      Mar. 6      0.076         12.34     Sep. 5       0.074         12.84
      Apr. 5      0.074         12.47     Oct. 5       0.073         12.91
      May  5      0.076         12.69     Nov. 6       0.072         12.97
      Jun. 5      0.075         12.89     Dec. 6       0.072         13.05
------------------------------------------------------------------------------
1996  Jan. 5      0.072         13.09     Jul. 5       0.065         12.39
      Feb. 5      0.072         13.11     Aug. 5       0.065         12.66
      Mar. 8      0.070         12.70     Sep. 6       0.064         12.42
      Apr. 8      0.070         12.59     Oct. 7       0.064         12.68
      May  6      0.068         12.46     Nov. 5       0.064         12.80
      Jun. 7      0.066         12.44     Dec. 6       0.064         12.84
------------------------------------------------------------------------------
1997  Jan. 8      0.064         12.73     Jul. 11      0.066         12.90
      Feb. 7      0.065         12.82     Aug. 11      0.067         12.85
      Mar. 7      0.065         12.75     Sep. 10      0.066         12.86
      Apr. 8      0.064         12.57     Oct. 10      0.066         12.93
      May 12      0.064         12.73     Nov. 10      0.067         12.96
      Jun. 10     0.066         12.78     Dec. 10      0.070         13.01
------------------------------------------------------------------------------
1998  Jan. 12     0.068         13.12     Jul. 10      0.066         13.03
      Feb. 10     0.067         13.03     Aug. 10      0.066         13.01
      Mar. 10     0.067         13.01     Sep. 11      0.066         13.10
      Apr. 13     0.066         12.99     Oct. 12      0.066         13.08
      May  11     0.066         12.97     Nov. 10      0.066         13.02
      Jun. 10     0.066         13.04     Dec. 10      0.066         13.08
------------------------------------------------------------------------------
1999  Jan. 11     0.066         13.01     Jul. 12      0.063         12.61
      Feb. 10     0.063         13.00     Aug. 10      0.063         12.23
      Mar. 10     0.063         12.87     Sep. 10      0.063         12.48
      Apr. 12     0.063         12.93     Oct. 11      0.064         12.45
      May  10     0.063         12.82     Nov. 10      0.063         12.50
      Jun. 10     0.063         12.56     Dec. 10      0.063         12.49
------------------------------------------------------------------------------
2000  Jan. 10     0.064         12.20     Jul. 10      0.064         12.37
      Feb. 10     0.063         12.08     Aug. 10      0.063         12.47
      Mar. 10     0.064         12.18     Sep. 11      0.063         12.44
      Apr. 10     0.063         12.37     Oct. 10      0.063         12.47
      May  10     0.063         12.11     Nov. 10      0.063         12.48
      Jun. 12     0.063         12.32     Dec. 8       0.064         12.66
------------------------------------------------------------------------------
2001  Jan. 10     0.063         12.79     Jul. 10      0.057         12.75
      Feb. 12     0.063         12.78     Aug. 10      0.057         12.88
      Mar. 12     0.064         12.79     Sep. 10      0.057         12.92
      Apr. 10     0.057         12.76     Oct. 10      0.057         13.01
      May  10     0.057         12.74     Nov. 12      0.057         13.04
      Jun. 11     0.057         12.75     Dec. 11      0.057         12.83
------------------------------------------------------------------------------
2002  Jan. 10     0.057         12.89     Jul. 10      0.051         13.07
      Feb. 11     0.057         12.97     Aug. 12      0.051         13.13
      Mar. 11     0.057         12.81     Sep. 10      0.052         13.13
      Apr. 10     0.057         12.86     Oct. 10      0.037         13.17
      May  10     0.051         12.95     Nov. 11      0.037         13.16
      Jun. 10     0.051         12.95     Dec. 10      0.037         13.15
------------------------------------------------------------------------------
2003  Jan. 10     0.030         13.18     Jul. 11      0.015         13.11
      Feb. 10     0.030         13.17     Aug. 12      0.015         13.00
      Mar. 10     0.024         13.20     Sep. 12      0.015         13.09
      Apr. 10     0.024         13.14     Oct. 10      0.015         13.08
      May  12     0.024         13.13     Nov. 12      0.015         13.07
      Jun. 10     0.024         13.11     Dec. 12      0.015         13.16
------------------------------------------------------------------------------
2004  Jan. 9      0.025         13.23     Jul. 12      0.031         13.10
      Feb. 11     0.025         13.25     Aug. 12      0.031         13.17
      Mar. 12     0.025         13.29     Sep. 10      0.031         13.21
      Apr. 12     0.025         13.16     Oct. 12      0.031         13.23
      May  12     0.025         12.88     Nov. 12      0.031         13.22
      Jun. 14     0.025         12.84     Dec. 10      0.031         13.23
------------------------------------------------------------------------------
2005  Jan. 11     0.031         13.22     Jul.
      Feb. 11     0.031         13.26     Aug.
      Mar. 11     0.031         13.13     Sep.
      Apr.                                Oct.
      May                                 Nov.
      Jun.                                Dec.
------------------------------------------------------------------------------

C. Record of Rate of Return

---------------------------------------------------------
Fiscal Year                         Rate of Return
---------------------------------------------------------
1st Fiscal Year (2/6/95 - 9/30/95)          9.88
---------------------------------------------------------
2nd Fiscal Year (10/1/95 - 9/30/96)         3.99
---------------------------------------------------------
3rd Fiscal Year (10/1/96 - 9/30/97)         9.39
---------------------------------------------------------
4th Fiscal Year (10/1/97 - 9/30/98)         8.38
---------------------------------------------------------
5th Fiscal Year (10/1/98 - 9/30/99)         0.56
---------------------------------------------------------
6th Fiscal Year (10/1/99 - 9/30/00)         6.09
---------------------------------------------------------
7th Fiscal Year (10/1/00 - 9/30/01)        10.56
---------------------------------------------------------
8th Fiscal Year (10/1/01 - 9/30/02)         6.14
---------------------------------------------------------
9th Fiscal Year (10/1/02 - 9/30/03)         2.24
---------------------------------------------------------
10th Fiscal Year (10/1/03 - 9/30/04)        2.61
---------------------------------------------------------

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

                           |---                                           ---|
Overall yield on  = 100 x  |   NAV at term end  x  Cumulative increase       |
 investment (%)            |                       ratio by distribution - 1 |
                           |   -----------------------------------------     |
                           |            NAV at beginning of term             |
                           |---                                           ---|

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus 1.

II. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT TRUST SECURITIES

1 Transfer of the Shares

The transfer agent for the registered share certificates is Putnam Fiduciary Trust Company, P.O. Box 41203, Providence, RI 02940-1203, U. S. A.

The Japanese investors who entrust the custody of their shares to the Distributor or the Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

No fee is chargeable for the transfer of shares.

2 The Closing Period of the Shareholders' Book

No provision is made.

3 There are no annual shareholders' meetings. Shareholder meeting at which the Board of Trustees will be elected will be held at least every five years beginning in 2004. Special shareholders' meeting may be held from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.

4 No special privilege is granted to Shareholders.

The acquisition of Shares by any person may be restricted.

PART II DETAILED INFORMATION CONCERNING THE FUND

I. ADDITIONAL INFORMATION CONCERNING THE FUND

1. HISTORY OF THE FUND:

November 1, 1983: Organization of the Fund as a Massachusetts business trust. Adoption of the Agreement and Declaration of Trust.

January 10, 1992: Adoption of the Amended and Restated Agreement and Declaration of Trust.

2. OUTLINE OF LAWS REGULATING THE FUND IN THE JURISDICTION WHERE ESTABLISHED

The Fund was created under, and is subject to, the laws of The Commonwealth of Massachusetts. The sale of the Fund's shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elects to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

A. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts

Chapter 182 provides in part as follows:

A copy of the declaration of trust must be filed with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.

A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.

Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.

B. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

C. Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

D. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

E. The Internal Revenue Code

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

F. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

3 OUTLINE OF THE SUPERVISORY AUTHORITIES

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

A. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

B. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

II PROCEDURES, ETC.

1 PROCEDURES FOR SALES OF SHARES, ETC.:

A. Sales in the United States

Investors residing in the United States can open a Fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Investors' financial advisor or Putnam Investor Services generally must receive investor' s completed buy order before the close of regular trading on the New York Stock Exchange for investors' shares to be bought at that day's offering price. Investors residing in the U.S. can buy shares.

Investors can buy shares:

Through a financial advisor. Investors' advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge investors for his or her services.

Through systematic investing. Investors in the U.S. can make regular investments of $25 or more weekly, semi-monthly or monthly through automatic deductions from investors' bank checking or savings account. Application forms are available through investors' advisor or Putnam Investor Services at 1-800-225-1581.

Subsequent investments via the Internet. If investors have an existing Putnam fund account and they have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at www.putnaminvestments.com. For more information, contact your advisor or Putnam Investor Services at 1-800-225-1581.

Investors may also complete an order form and write a check for the amount investors wish to invest, payable to the Fund. Return the check and completed form to Putnam Investor Services.

The Fund must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, Putnam Investor Services may not be able to open the fund accounts of such investors. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening the investor's account, the Fund reserves the right to close such account.

The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Class M shares

-- Initial sales charge of up to 3.25%

-- Lower sales charges available for investments of $50,000 or more

-- No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

-- Lower annual expenses, and higher dividends, than Class B or Class C (not offered in Japan) shares because of lower 12b-1 fees

-- Higher annual expenses, and lower dividends, than Class A (not offered in Japan) shares because of higher 12b-1 fees

-- No conversion to Class A shares, so future 12b-1 fees do not decline over time

Initial sales charges for Class M shares
------------------------------------------------------------------------------
                                      Class M sales charge as a percentage of:
Amount of purchase at                 ----------------------------------------
offering price ($)                     Net amount invested    Offering price *
------------------------------------------------------------------------------
Under 50,000                                  3.36%                 3.25%
------------------------------------------------------------------------------
50,000 but under 100,000                      2.30                  2.25
------------------------------------------------------------------------------
100,000 but under 250,000                     1.27                  1.25
------------------------------------------------------------------------------
250,000 but under 500,000                     1.01                  1.00
------------------------------------------------------------------------------
500,000 but under 1,000,000                   1.01                  1.00
------------------------------------------------------------------------------
1,000,000 and above                           None                  None
------------------------------------------------------------------------------

* Offering price includes sales charge.

The Fund offers two principal ways for investors to qualify for discounts on initial sales charges on Class M shares, often referred to as "breakpoint discounts".

Right of accumulation. Investors can add the amount of their current purchases of Class M shares of the Fund and other Putnam funds to the value of investors' existing accounts in the Fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial advisors. For their current purchases, investors will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of investors' current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of investors' existing accounts and any linked accounts, the Fund will use the current maximum public offering price of those shares.

Statement of intention. A statement of intention is a document in which investors agree to make purchases of class M shares in a specified amount within a period of 13 months. For each purchase investors make under the statement of intention investors will pay the initial sales charge applicable to the total amount investors have agreed to purchase. While a statement of intention is not a binding obligation on investors, if investors do not purchase the full amount of shares within 13 months, the Fund will redeem shares from investors' account in an amount equal to the higher initial sales charge investors would have paid in the absence of the statement of intention.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

-- Individual accounts

-- Joint accounts

-- Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

-- Shares of Putnam funds owned through accounts in the name of investor's dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

-- Accounts held as part of a Section 529 college savings plan managed by The
   Investment Management Company (some restrictions may apply)

In order to obtain a breakpoint discount, investors should inform investors' financial advisor at the time investors purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or investor's financial advisor may ask investors for records or other information about other shares held in investors' accounts and linked accounts, including accounts opened with a different financial advisor. Restrictions may apply to certain accounts and transactions.

Deferred sales charges

A deferred sales charge of 0.40% may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. Investors may sell shares acquired by reinvestment of distributions without a charge at any time.

Distribution (12b-1) plans. The Fund has adopted distribution plans to pay for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 1.00% on Class M shares. The Trustees currently limit payments on Class M shares to 0.50% of average net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of investors' investment. The higher fees for Class M shares may cost investors more than paying the initial sales charge for Class A shares. Because Class M shares, unlike Class B shares, do not convert to Class A shares, Class M shares may cost investors more over time than Class B shares.

Payments to dealers. If investors purchase investors' shares through a dealer (the term "dealer" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services or any similar agreement with Putnam Retail Management or one of its affiliates), investors' dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution (12b-1) fees shown in the tables under the heading "Fees and Expenses" in "Part I. Information Concerning Securities, (12) Miscellaneous" of the Securities Registration Statement.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by investors or the fund as shown under the heading "Fees and Expenses."

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments, which are generally available to most dealers engaging in significant sales of Putnam fund shares, are not expected, with certain limited exceptions, to exceed 0.085% of the average net assets of Putnam's retail mutual funds attributable to that dealer on an annual basis.

Program servicing payments, which are paid in some instances to third parties in connection with investments in the fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.15% of the total assets in the program on an annual basis.

Putnam Retail Management and its affiliates may make other payments or allow other promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain dealers also receive payments in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan.

Investors' dealer may charge you fees or commissions in addition to those disclosed in this documents. Investors can also ask investors' dealer about any payments it receives from Putnam Retail Management and its affiliates and any services investors' dealer provides, as well as about fees and/or commissions it charges.

An investor may be eligible to buy class M shares at reduced sales charges. For fiscal 2002, 2003 and 2004, Putnam Retail Management received
$2,047,794, $548,127 and $60,776, respectively, in sales charges for Class M shares, of which it retained $154,122, $40,234 and $4,660, respectively.

B. Sales in Japan

In Japan, Shares of the Fund are offered on any Business Day and any business day of the Distributor in Japan during the Subscription Period mentioned in "(7) Period of Subscription, Part I. Information Concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information Concerning Securities" of the relevant securities registration statement. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements (the "Account Agreement") and receive from such investors an application for requesting the opening of a transactions account under the Account Agreement. Purchases may be made in the minimum investment amount of 100 shares and in integral multiples of 100 shares.

The issue price for Shares shall be, in principal, the Net Asset Value per Share next calculated on the day on which the Fund receives such application. The Trade Day in Japan is the day when the Distributor confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge in Japan shall be 3.15% (3% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price"). Any amount, which is over the net asset value, of the Sales Price shall be retained by Putnam Retail Management, principal underwriter of the Fund. The public offering price means the amount calculated by dividing the net asset value by (1- 0.0325) and rounded to three decimal places.

Payment of purchase price shall be made in yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by such Distributor or Sales Handling Company. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Company can agree.

In addition, the Distributor or the Sales Handling Company in Japan who are members of the Japan Securities Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than JPY100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" contained in the "Regulations Concerning the Transactions of Foreign Securities" established by the Association.

2 PROCEDURES FOR REPURCHASE OF SHARES, ETC.:

A. Repurchase in the United States

Investors residing in the U.S. can sell investors' shares back to the Fund any day the New York Stock Exchange is open, either through investors' financial advisor or directly to the Fund. Payment for redemption may be delayed until the Fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

The Fund will impose a short-term trading fee of 2.00% of the total redemption amount (calculated at market value) if the investors sell or exchange their shares after holding them for 5 days or less (including the investors purchased the shares by exchange). The short-term trading fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances, such as redemptions in the event of shareholder death or post-purchase disability, redemptions from accounts established as part of a Section 529 college savings plan, redemptions from certain omnibus accounts, redemptions made as part of a systematic withdrawal plan, and redemptions in connection with periodic portfolio rebalancings of certain wrap accounts or automatic rebalancing arrangements. In addition, for investors in defined contribution plans administered by Putnam or a Putnam affiliate, the short-term trading fee will not apply to redemptions to pay distributions or loans from such plans, redemptions of shares purchased directly with contributions by a plan participant or sponsor and redemptions of shares purchased in connection with loan payments. These exceptions may also apply to defined contribution plans administered by third parties that assess the Fund's short-term trading fee. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the Fund are currently unable or unwilling to assess the Fund's short-term trading fee. Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the Fund's short-term trading fee.

Selling shares through investors' financial advisor. Investors' advisor must receive investors' request in proper form before the close of regular trading on the New York Stock Exchange for them to receive that day's NAV, less any applicable deferred sales charge and short-term trading fee. Investors' advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge investors for his or her services.

Selling shares directly to the Fund. Putnam Investor Services must receive investors' request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge and short-term trading fee.

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If investors have certificates for the shares investors want to sell, investors must include them along with completed stock power forms.

By telephone. Investors may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless investors have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless investors indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for investors' shares. The telephone redemption privilege may be modified or terminated without notice.

Selling shares by check. If investors would like to use a Fund's check-writing service, mark the proper box on the application or authorization form and complete the signature card (and, if applicable, the resolution). The Fund will send investors checks when it receives these properly completed documents. Investors can then make the checks for $250 or more payable to the order of anyone. The Fund will redeem a sufficient number of full and fractional shares in investors' account at the next NAV that is calculated after the check is accepted to cover the amount of the check and any applicable deferred sales charge and short-term trading fee.

The use of checks is subject to the rules of investors' fund's designated bank for its checking accounts. If investors do not have a sufficient number of shares in their account to cover the amount of the check and any applicable deferred sales charge and short-term trading fee, the check will be returned and no shares will be redeemed. Because it is not possible to determine their account's value in advance, investors should not write a check for the entire value of their account or try to close their account by writing a check. The Fund may change or end check-writing privileges at any time without notice. The check-writing service is not available for tax-qualified retirement plans, or if there are certificates for investors' shares.

Additional requirements. In certain situations, for example, if investors sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

When will the Fund pay investors? The Fund generally sends investors payment for investors' shares the business day after investors' request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

Redemption by the Fund. If investors own fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem investors' shares without investors' permission and send investors the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if investors own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

B. Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund Business Day that is business day of the Distributor in Japan. The repurchase shall be made is integral multiples of 1 shares.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Agreement or, if the Distributor or the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

C. Suspension of Repurchase:

The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the U.S. Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the U.S. Securities and Exchange Commission for protection of investors.

III. MANAGEMENT AND ADMINISTRATION

1 OUTLINE OF MANAGEMENT OF ASSETS, ETC.:

(1) Valuation of Assets:

The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following U.S. holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of the Investment Management Company, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value. Liabilities are deducted from the total assets and resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the Fund are restricted as to resale, the Investment Management Company determines their fair value using procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value using procedures approved by the Trustees.

(2) Custody of Shares:

Share certificates shall be held by Shareholders at their own risk.

The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of Mitsubishi.

(3) Duration of Trust:

Unless terminated, the Fund shall continue without limitation of time.

(4) Accounting Year:

The accounts of the Fund will be closed each year on September 30.

(5) Miscellaneous:

A. Liquidation:

The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

B. Procedures Relating to the Changes to the Deed and the Amendments to the Agreements with the Related Companies, etc.

(a) Agreement and Declaration of Trust:

Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Fund and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Fund or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

In Japan, material changes in the Agreement and Declaration of Trust shall be published and sent to the Japanese Shareholders.

(b) Bylaws

Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

(c) Management Contract

Management Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment; and the Management Contract shall not be amended unless such amendment be approved at a meeting by the affirmative vote of a majority of the outstanding shares of the Fund, and by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Trustees of the Fund who are not interested persons of the Fund or of the Investment Management Company.

(d) Custodian Agreement

Custodian Agreement shall continue in full force and effect until terminated as thereinafter provided, may be amended at any time by mutual agreement of the parties thereto and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty days after the date of mailing; provided, that either party may at any time immediately terminate the Custodian Agreement in the event of the appointment of a conservator or receiver for the other party or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction. No provision of the Custodian Agreement may be amended or terminated except by a statement in writing signed by the party against which enforcement of the amendment or termination is sought.

(e) Investor Servicing Agreement

Investor Servicing Agreement shall continue indefinitely until terminated by not less than ninety days prior written notice given by the Fund to the Investor Servicing Agent, or by not less than six months prior written notice given by the Investor Servicing Agent to the Fund.

(f) Distributor's Contract

The Distributor's Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment. The Distributor's Contract may be amended only if such amendment be approved either by action of the Trustees of the Fund or at a meeting of the shareholders of the Fund by the affirmative vote of a majority of the outstanding shares of the Fund, and by a majority of the Trustees of the Fund who are not interested persons of the Fund or of Putnam by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distributor's Contract shall remain in full force and effect continuously (unless terminated automatically as set above) until terminated:

(i) Either by the Fund or Putnam by not more than sixty (60) days' nor less than ten (10) days' written notice delivered or mailed by registered mail, postage prepaid, to the other party; or

(ii) If the continuance of this Contract after January 31, 1995 is not specifically approved at least annually by the Trustees of the Fund or the shareholders of the Fund by the affirmative vote of a majority of the outstanding shares of the Fund, and by a majority of the Trustees of the Fund who are not interested persons of the Fund or of Putnam by vote cast in person at a meeting called for the purpose of voting on such approval.

(g) Agent Securities Company Agreement

Agent Securities Company Agreement shall be effective until terminated upon notice, thirty (30) days prior to the termination date, in writing to the other party thereto, to the addresses listed therein, subject to the appointment of a successor agent securities company for the Fund in Japan insofar as such appointment is required in Japan.

(h) Japan Dealer Sales Contract

Either party thereto may terminate the Japan Dealer Sales Contract, without cause, upon 30 days' written notice to the other party. Either party thereto may also terminate the Japan Dealer Sales Contract for cause upon the violation by the other party of any of the provisions thereof, such termination to become effective on the date such notice of termination is mailed to the other party.

C. Issue of Warrants, Subscription Rights, etc.:

The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

D. How Performance Is Shown:

Fund advertisements may, from time to time, include performance information. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with U.S. Securities and Exchange Commission regulations and may differ from net investment income as determined for tax purposes. U.S. Securities and Exchange Commission regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

Yield is based on the price of the shares, including the maximum initial sales charge.

"Total return" for the one-, five- and ten-year periods (or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used. For the one-year, five-year and ten-year periods ended September 30, 2004, the average annual total return for Class M shares of the Fund was -0.71%, 4.79%, and 5.83%, respectively. Returns for Class M shares reflect the deduction of the current maximum initial sales charge of 3.25% (3.40% (3.25% before consumption tax) in Japan) for Class M shares. A deferred sales charge of up to 0.40% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge. Returns shown for Class M shares for periods prior to February 6, 1995 are derived from the historical performance of Class A shares, adjusted to reflect both the deduction of the initial sales charge and the higher operating expenses applicable to Class M shares. The 30-day yield for the Class M shares of the Fund for the period ended September 30, 2004 was 3.44%.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

E. Litigation and Other Significant Events

Regulatory matters and litigation.

The Investment Management Company has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some
Putnam-administered 401(k) plans.

Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits.

The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

2 Outline of Disclosure SYSTEM:

(1) Disclosure in U.S.A.:

A. Disclosure to shareholders

In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

B. Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.

(2) Disclosure in Japan:

A. Disclosure to the Supervisory Authority:

(a) Disclosure Required under the Securities and Exchange Law

When the Fund intends to offer the Shares amounting to more than certain specific amount in yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.

The Distributor or the Sales Handling Company of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements (the "Delivery Prospectus"). They shall also deliver to the investors prospectuses the contents of which are substantially identical to Part III of the securities registration statements upon the request of the investors (the "Requested Prospectus"). For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance.

(b) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies

If the Investment Management Company conducts the business of offering for sale of shares of the Fund, it must file in advance certain information relating to the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law No. 198, 1951) (hereinafter referred to the "Investment Trusts Law"). In addition, if the Investment Management Company amends the Agreement and Declaration of Trust of the Fund, it must file in advance such amendment and the details thereof with the Commissioner of Financial Services Agency. Further, the Investment Management Company must prepare the Management Report on the described matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.

B. Disclosure to Japanese Shareholders:

If the Trustees make any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver written documents containing the amendment to the shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the shareholders in Japan, the relevant public notice is not required to be given.

The Japanese Shareholders will be notified of the material facts which would change their position through the Distributor or the Sales Handling Company.

The above described Management Report on the Fund will be sent to the shareholders known in Japan.

3 INFORMATION CONCERNING THE RIGHTS OF SHAREHOLDERS, ETC.

(1) Rights of Shareholders , etc.:

Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Distributor or the Sales Handling Company exercise their rights on their behalf in accordance with the Account Agreement with the Distributor or the Sales Handling Company.

Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Company may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by Shareholders are as follows:

(a) Voting rights

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

(b) Repurchase rights

Shareholders are entitled to request repurchase of Shares at their Net Asset Value at any time.

(c) Rights to receive dividends

Shareholders are entitled to receive any distribution from net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

Shareholders may choose three distribution options, though investors in Japan may only choose the last alternative.

-- Reinvest all distributions in additional shares without a sales charge;

-- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or

-- Receive all distributions in cash.

(d) Right to receive distributions upon dissolution

Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.

(e) Right to inspect accounting books and the like

Shareholders are entitled to inspect the Agreement and Declaration of Trust, the accounting books at the discretion of the Court and the minutes of any shareholders' meetings.

(f) Right to transfer shares

Shares are transferable without restriction except as limited by applicable law.

(g) Rights with respect to the U.S. registration statement

If, under the 1933 Act, there is, at the time it became effective, any false statement concerning a material fact in the U.S. registration statement, or any omission of any statement of a material fact required to be stated therein or necessary in order to make the statements made therein, in light of the circumstances, not misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustees of the issuer (or any person placed in the same position), any person involved in preparing such Statement or any underwriter of the relevant shares.

(2) Foreign Exchange Control in U.S.A.:

In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese
Shareholders.

(3) Agent in Japan:

Linklaters Law Office (Note)
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;

(a) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and

(b) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director-General of Kanto Local Finance Bureau of the Ministry of Finance of the initial public offering concerned as well as for the continuous disclosure is the following person:

Akihiro Wani
Attorney-at-law
Linklaters Law Office (Note)
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

(Note) As of April 1, 2005, Linklaters Law Office formally merges with Linklaters Foreign Law Office and use the name of "Linklaters".

(4) Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to (3)(b) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

IV. FINANCIAL CONDITIONS OF THE FUND

1 FINANCIAL STATEMENTS

Financial highlights

The financial highlights table is intended to help investors understand the Fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP. Its report and the Fund's financial statements are included in the Fund's annual report to shareholders, which is available upon request.



Financial highlights (For a share outstanding throughout the period)

                                                  Year ended September 30
Per-share                        -----------------------------------------------------------
operating performance            2004      2003           2002           2001           2000
--------------------------------------------------------------------------------------------
Net asset value,
beginning of period           $13.18     $13.20         $13.08         $12.52         $12.55
--------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------
Net investment income (a)       0.39       0.27           0.57           0.71           0.76
--------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on Investments     (0.05)      0.02           0.21           0.57          (0.03)
--------------------------------------------------------------------------------------------
Total from
investment operations           0.34       0.29           0.78           1.28           0.73
--------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------
From net
investment income              (0.29)     (0.31)         (0.66)         (0.72)         (0.76)
--------------------------------------------------------------------------------------------
From return of capital            --         --             --             --             -- (e)
--------------------------------------------------------------------------------------------
Total distributions            (0.29)     (0.31)         (0.66)         (0.72)         (0.76)
--------------------------------------------------------------------------------------------
Redemption fees                   -- (e)     --             --             --             --
--------------------------------------------------------------------------------------------
Net asset value,
End of period                 $13.23     $13.18         $13.20         $13.08         $12.52
--------------------------------------------------------------------------------------------
Total return at
net asset value (%) (b)         2.61       2.25           6.14          10.56           6.09
--------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------
Net assets, end of period
(in thousand)                $50,649    $73,355       $171,975       $144,285        $95,090
--------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (c)      1.19       1.13           1.10           1.11           1.12
--------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)       2.99       2.03           4.47           5.60           6.15
--------------------------------------------------------------------------------------------
Portfolio Turnover            198.47     331.95 (d)     277.25 (d)     156.53 (d)     133.29
--------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effectof sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Amount represents less than $0.01 per share.


The following financial documents are omitted here.


Report of independent registered public accounting firm for the fiscal year ended September 30, 2004

Report of independent registered public accounting firm for the fiscal year ended September 30, 2003


Statement of assets and liabilities for the fiscal year ended September 30,
2004

Statement of operations for the fiscal year ended September 30, 2004

Statement of changes in net assets for the fiscal year ended September 30,
2004

Financial highlights (For a common share outstanding throughout the period)

Notes to financial statements for the fiscal year ended September 30, 2004

Portfolio of investments owned dated September 30, 2004


Statement of assets and liabilities for the fiscal year ended September 30,
2003

Statement of operations for the fiscal year ended September 30, 2003

Statement of changes in net assets for the fiscal year ended September 30,
2003

Financial highlights (For a share outstanding throughout the period)

Notes to financial statements for the fiscal year ended September 30, 2003

Portfolio of investments owned dated September 30, 2003


2 PRESENT CONDITION OF THE FUND

Statement of Net Assets

                                                (As of the end of January 2005)
-------------------------------------------------------------------------------
                                         USD                JPY (in thousands)
-------------------------------------------------------------------------------
I   Total Assets                    2,964,784,420              307,181,314
-------------------------------------------------------------------------------
II  Total Liabilities               1,238,683,108              128,339,957
-------------------------------------------------------------------------------
III Total Net Assets (I-II)         1,726,101,312              178,841,357
-------------------------------------------------------------------------------
IV  Total Number of Shares   Class A. 103,749,608 Shares
    Outstanding              Class B.  20,008,815 Shares
                             Class C.   1,786,637 Shares
                             Class M.   3,528,770 Shares
                             Class R.       6,218 Shares
                             Class Y.     944,138 Shares
-------------------------------------------------------------------------------
V   Net Asset Value          Class A.       13.29                YEN 1,377
    per Share (c/d)          Class B.       13.21                YEN 1,369
                             Class C.       13.26                YEN 1,374
                             Class M.       13.27                YEN 1,375
                             Class R.       13.28                YEN 1,376
                             Class Y.       13.26                YEN 1,374
-------------------------------------------------------------------------------

V Record of Sales and Repurchases

Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of such fiscal years are as follows:

-------------------------------------------------------------------------------
                    Number of Shares  Number of Shares      Number of
                          Sold           Repurchased    Outstanding Shares
-------------------------------------------------------------------------------
1st Fiscal Year          217,478            16,150            201,328
(2/6/95-9/30/95)              (0)               (0)                (0)
-------------------------------------------------------------------------------
2nd Fiscal Year          509,261           226,315            484,274
(10/1/95-9/30/96)             (0)               (0)                (0)
-------------------------------------------------------------------------------
3rd Fiscal Year          702,884           583,426            603,732
(10/1/96-9/30/97)             (0)               (0)                (0)
-------------------------------------------------------------------------------
4th Fiscal Year       19,422,018         7,720,736         12,305,014
(10/1/97-9/30/98)    (18,344,600)       (7,230,200)       (11,114,400)
-------------------------------------------------------------------------------
5th Fiscal Year        2,833,549         4,509,265         10,629,298
(10/1/98-9/30/99)     (1,710,900)       (3,635,550)        (9,189,750)
-------------------------------------------------------------------------------
6th Fiscal Year        1,584,348         4,620,645          7,593,001
(10/1/99-9/30/00)       (679,000)       (3,497,820)        (6,370,930)
-------------------------------------------------------------------------------
7th Fiscal Year        8,761,170         5,324,572         11,029,599
(10/1/00-9/30/01)     (5,822,700)       (3,425,670)        (8,767,960)
-------------------------------------------------------------------------------
8th Fiscal Year        6,552,907         4,555,886         13,026,620
(10/1/01-9/30/02)     (4,563,800)       (2,787,790)       (10,543,970)
-------------------------------------------------------------------------------
9th Fiscal Year        2,881,486        10,340,528          5,567,578
(10/1/02-9/30/03)     (1,175,000)       (7,664,070)        (4,054,900)
-------------------------------------------------------------------------------
10th Fiscal Year         699,029         2,437,251          3,829,356
(10/1/03-9/30/04)        (99,500)       (1,090,250)        (3,064,150)
-------------------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. The Shares have been sold in Japan since December 4, 1997.

PART III. SPECIAL INFORMATION

I. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

1 OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

The description in this item is same as the description in "Part I. Information Concerning Fund, I. Description of the Fund, 1. Nature of the Fund, (2) Structure of the Fund, C. Investment Management Company" above.

2 SUMMARY OF BUSINESS LINES AND BUSINESS OPERATIONS

As of the end of January2005, the Investment Management Company managed, advised, and/or administered the following 108 funds and fund portfolios (having an aggregate net asset value of over $138 billion).

                                                (As of the end of January 2005)
------------------------------------------------------------------------------
Name of                                   Number of    Total Net Asset Value
Country    Principal Characteristics      the Funds           ($ million)
------------------------------------------------------------------------------
U.S.A.     Closed End Type Bond Fund         13                 US $4,616.09
                                                         (JPY 478.27 billion)
------------------------------------------------------------------------------
U.S.A.     Open End Type Balanced Fund       13                US $37,669.61
                                                       (JPY 3,902.95 billion)
------------------------------------------------------------------------------
U.S.A.     Open End Type Bond Fund           32                US $32,231.12
                                                       (JPY 3,339.47 billion)
------------------------------------------------------------------------------
U.S.A.     Open End Type Equity Fund         50                US $63,649.75
                                                       (JPY 6,594.75 billion)
------------------------------------------------------------------------------

3 FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP is responsible for this part.

Japanese translation of fiscal 2003 and 2002 are attached to the Japanese version of the Securities Report.

4 RESTRICTIONS ON TRANSACTIONS WITH INTERESTED PARTIES:

Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, LLC, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or
(ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

5 MISCELLANEOUS

(1) Election and Removal of Directors

Directors of the Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and By-Laws of the Investment Management Company.

(2) Election and Removal of Officers

Officers are elected by the Board of Directors. The Board of Directors may remove any officer without cause.

(3) Supervision by SEC of Changes in Directors and Certain Officers

The Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of the Investment Management Company.

Under Section 9 (b) of the Investment Company Act of 1940 SEC may prohibit the directors and officers from remaining in office, if SEC will judge that such directors and officers have willfully violated any provision of the federal securities law.

(4) Amendment to the Limited Liability Company Agreement , Transfer of Business and Other Important Matters.

A. Limited Liability Company Agreement may be amended, under Delaware Law, by appropriate Members' vote.

B. Under the Limited Liability Company Agreement, transfer of business requires a vote of all Members entitled to vote thereon.

C. The Investment Management Company has no direct subsidiaries.

(5) Litigation, etc.

Regulatory matters and litigation.

The Investment Management Company has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some
Putnam-administered 401(k) plans.

Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits.

The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

II. OUTLINE OF THE OTHER RELATED COMPANIES

1 NAMES, AMOUNT OF CAPITAL AND DESCRIPTION OF BUSINESS

A. Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)

(1) Amount of Capital:

U.S. $27,496,694 (YEN 2.8 billion) as of January 31, 2005

(the reduction from the prior year is a result of Putnam Fiduciary Trust Company transferring (at December 31, 2004) the Defined Contribution Servicing business to its sister company, Mercer Inc.). Net income for the year ended December 2004 was $949,043.

(2) Description of Business:

Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.

B. Putnam Retail Management Limited Partnership (the Principal Underwriter)

(1) Amount of Capital:

U.S. $68,310,761 (YEN 7.1 billion) as of January 31, 2005

(2) Description of Business:

Putnam Retail Management Limited Partnership is the Principal Underwriter of the shares of Putnam Funds including the Fund.

C. Mitsubishi Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)

(1) Amount of Capital:

JPY 65.518 billion as of January 31, 2005

(2) Description of Business:

Mitsubishi Securities Co., Ltd. is a securities company registered under the Securities Exchange Law of Japan with the Commissioner of Financial Services Agency. It engages in offering, underwriting, distribution and intermediary of the securities and other businesses related to securities business.

2 OUTLINE OF BUSINESS RELATIONSHIP WITH THE FUND

A. Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)

Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.

B. Putnam Retail Management Limited Partnership (the Principal Underwriter)

Putnam Retail Management Limited Partnership engages in providing marketing services to the Fund.

C. Mitsubishi Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)

The Company acts as a Distributor in Japan and Agent Securities Company for the Fund in connection with the offering of shares in Japan.

3 CAPITAL RELATIONSHIPS

100% of interest in Putnam Investment Management, LLC, Putnam Fiduciary Trust Company and Putnam Retail Management Limited Partnership are held by Putnam, LLC.

III. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information that may be of interest to investors. The discussion below is qualified in its entirety by the complete registration statement of the fund and the full text of any referenced statutes and regulations.

1 Massachusetts Business Trusts

A. General Information

Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

B. Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

2 United States Investment Company Laws and Enforcement

A. General

In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

(a) Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

(b) Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

(c) Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

(d) The Internal Revenue Code

An investment company is an entity subject to federal income taxation under the Internal Revenue Code (the "Code"). However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

(e) Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

B. Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

(a) The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

(b) State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities relating to the offering and sale of securities to their residents or within their jurisdictions.

C. Offering Shares to the Public

An investment company ("investment company" or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the public sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

D. Ongoing Requirements

Under U.S. law, a fund that continuously offers its shares is subject to numerous ongoing requirements, including, but not limited to;

(a) Updating its prospectus if it becomes materially inaccurate or misleading;

(b) Annual update of its registration statement (including the prospectus);

(c) Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

(d) Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and independent auditors;

(e) Maintenance of a code of ethics; and

(f) Periodic board review of certain fund transactions, dividend payments, and payments under a fund's distribution plan.

3 Management of a Fund

The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

4 Share Information

A. Valuation

Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00 p.m., New York time) each day the Exchange is open.

The Fund values its investments for which market quotation are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at then fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund's Trustees or dealers selected by The Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

B. Redemption

Shareholders may generally sell shares of an open-end fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the Shareholder's order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

C. Transfer agency

The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

5 Shareholder Information, Rights and Procedures for the Exercise of Such
Rights

A. Voting Rights

Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

B. Dividends

Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

C. Dissolution

Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares he owns.

D. Transferability

Shares of a fund are typically transferable without restriction.

E. Right to Inspection

Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

F. Tax Matters

U.S. Taxation of the Fund

The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect. An individual's taxpayer identification number is his or her social security number.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules. The new regulations generally are effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties. Foreign investors in a fund should consult their tax advisors with respect to the potential application of these regulations.

These new regulations modify and, in general, unify the way in which non-U.S. investors establish their status as non-U.S. States "beneficial owners" eligible for withholding exemptions including a reduced treaty rate or an exemption from backup withholding. For example, the new regulations require non-U.S. investors to provide new forms.

The new withholding regulations clarify withholding agents' reliance standards. They also require additional certifications for claiming treaty benefits. For example, a non-U.S. investor may be required to provide a TIN, and has to certify that he/she "derives" the income with respect to which the treaty benefit is claimed within the meaning of applicable regulations. The new withholding regulations also specify procedures for foreign intermediaries and flow-through entities, such as foreign partnerships, to claim the benefit of applicable exemptions on behalf of non-U.S. investors for which or for whom they receive payments. The new withholding regulations also amend the foreign broker office definition as it applies to partnerships.

The new withholding regulations are complex and this summary does not completely describe them. Non-U.S. investors should consult with their tax advisors to determine how the new withholding regulations affect their particular circumstances.

Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty), the possibility that a non-U.S. investor may be subject to U.S. tax on capital gain distributions and gains realized upon the sale of fund shares if the investor is present in the United States for at least 31 days during the calendar year (and certain other applicable conditions), or the possibility that a non-U.S. investor may be subject to U.S. tax on income from the fund that is "effectively connected" with a U.S. trade or business carried on by such an investor. Shareholders residing in Japan should consult "Tax Treatment of Shareholders in Japan".

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). In addition, as a Massachusetts business trust, the Fund under present Massachusetts law is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a "regulated investment company" and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

If the Fund failed to qualify as a regulated investment company accorded favorable tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded favorable tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Non-tax-exempt shareholders of a Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares. Distributions from a Fund derived from interest, dividends, and certain other income, including in general short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (that is, the excess of net long-term capital gains and net short-term capital losses) on securities held for more than 12 months will be taxable as such, regardless of how long a shareholder has held shares in the Fund. Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

Distributions from capital gains are made after applying any available capital loss carryovers.

The Fund's transactions in non-U.S. currencies, non-U.S.
currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

Investment by the Fund in "passive non-U.S. investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive non-U.S. investment company as a "qualified electing fund".

A "passive non-U.S. investment company" is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets held by corporation (generally determined by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state, local or foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law.

7 Important Participants in Offering of Mutual Fund Shares

(1) Investment Company

Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

(2) Investment Adviser/Administrator

The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

(3) Underwriter

An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

(4) Transfer Agent

A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

(5) Custodian

A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.

IV. REFERENCE INFORMATION

The following documents concerning the Fund were filed with the Director of Kanto Local Finance Bureau of Japan.

December 19, 2003:  Amendment to Securities Registration Statement

January 23, 2004:   Amendment to Securities Registration Statement

March 31, 2004:     Securities Registration Statement

                    Securities Report (The Ninth Fiscal Year)

June 29, 2004:      Semi-annual Report (During the Tenth Term)

                    Amendment to Securities Registration Statement


[As filed copy]

(Translation)

COVER PAGE

Filing Documents:                  SECURITIES REGISTRATION STATEMENT

Place where this Securities        Director-General of Kanto Local Finance
Registration Statement is being    Bureau
filed:

Filing Date:                       March 31, 2005

Name of the Registrant Fund:       PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of         Charles E. Porter
Representative of Trustees:        Executive Vice President, Associate
                                   Treasurer and Principal Executive
                                   Officer

Address of Principal Office:       One Post Office Square
                                   Boston, Massachusetts 02109
                                   U. S. A.

Name and Title of                  Akihiro Wani
Attorney-in-fact:                  Attorney-at-Law

Address or Location of             Linklaters Law Office (Note)
Attorney-in-fact:                  Meiji Yasuda Building
                                   1-1, Marunouchi 2-chome
                                   Chiyoda-ku, Tokyo 100-0005 Japan

Name of Liaison Contact:           Akihiro Wani
                                   Attorney-at-Law

Place of Liaison Contact:          Linklaters Law Office (Note)
                                   Meiji Yasuda Building
                                   1-1, Marunouchi 2-chome
                                   Chiyoda-ku, Tokyo 100-0005 Japan

Phone Number:                      03-6212-1200

Name of the Fund Making Public     PUTNAM U.S. GOVERNMENT INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities
to be covered by this
Securities Registration
Statement:

Type and Aggregate Amount of       Up to107.04 million Class M Shares. Up
Foreign Investment Fund            to the total amount obtained by aggregating
Securities to be Publicly          the amounts calculated by multiplying the
Offered or Sold to be covered      respective net asset value per Class M
by this Securities Registration    Share in respect of 107.04 million Class M
Statement:                         Shares. (The maximum amount expected to be
                                   sold is 1,420.42 million U.S. dollars
                                   (JPY 147.2 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY103.61, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2005.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2005 (U.S.$13.27) by 107.04 million Class M Shares for convenience.

Places where a copy of this        Not applicable.
Securities Registration
Statement is available for
Public Inspection:

(Note) As of April 1, 2005, Linklaters Law Office formally merges with Linklaters Foreign Law Office and use the name of "Linklaters".

PART I. INFORMATION CONCERNING SECURITIES

(1) NAME OF FUND:

PUTNAM U.S. GOVERNMENT INCOME TRUST
(hereinafter referred to as the "Fund")

(2) TYPE, ETC. OF FOREIGN INVESTMENT FUND SECURITIES:

Five classes of shares (Class A shares, Class B shares, Class C shares, Class M shares and Class Y shares). Qualified employee-benefit plans may also choose class R shares. Registered shares without par value. Share of beneficial interest of no par value. Shares may be subscribed additionally. In Japan, Class M Shares (hereinafter referred to as the "Shares") are for public offering. No rating has been acquired.

(3) TOTAL AMOUNT OF ISSUE (OFFERING) PRICE:

Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Share in respect of
107.04 million Shares. (The maximum amount expected to be sold is 1,420.42 million U.S. dollars (JPY 147.2 billion).

Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of January 31, 2005 ($13.27) by the number of Shares to be offered (107.04 million).

Note 2: Dollar amount is translated for convenience at the rate of $1.00= JPY 103.61 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2005). The same applies hereinafter.

Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, conversion into yen is calculated by multiplying the corresponding dollar amount by the conversion rate specified and rounding up when necessary. As a result, there are cases in which Japanese yen figures for the same information differ from each other.

(4) ISSUE (OFFERING) PRICE:

The Net Asset Value per Share next calculated on a Fund Business Day after the application for purchase is received by the Fund.

Note: A "Fund Business Day" means a day on which the New York Stock Exchange is open for business.

(5) SALES CHARGE:

The public offering price means the amount calculated by dividing the net asset value by (1-0.0325) and rounded to three decimal places. The sales charge in Japan shall be 3.15% (3% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price"). Any amount, which is over the net asset value, of the Sales Price shall be retained by Putnam Retail Management Limited Partnership (hereinafter referred to as "Putnam Retail Management"), principal underwriter of the Fund.

(6) MINIMUM AMOUNT OR NUMBER OF SHARES FOR SUBSCRIPTION:

The minimum amount for purchase of Shares is 100 shares, and shares may be purchased in integral multiples of 100 shares.

(7) PERIOD OF SUBSCRIPTION:

From April 1, 2005 (Friday) to March 31, 2006 (Friday)

Provided that the subscription is handled only on a Fund Business Day and a business day when securities companies are open for business in Japan.

(8) PLACE OF SUBSCRIPTION:

Mitsubishi Securities Co., Ltd. (hereinafter referred to as "Mitsubishi" or the "Distributor") 4-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo 100-0005, Japan

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned distributor.

(9) DATE OF PAYMENT:

Investors shall pay the Issue Price and Sales Charge to the Distributor or the sales handling companies within 4 business days in Japan from the day when Distributor or the sales handling companies confirms the execution of the order (the "Trade Day"). The total issue price for each Application Day will be transferred by the Distributor to the account of the Fund at Putnam Fiduciary Trust Company, the transfer agent, within 4 Fund Business Days (hereinafter referred to as "Payment Date") from (and including) the Application Day.

(10) PLACE OF PAYMENT

Head office and branch offices in Japan of Mitsubishi.

(11) MATTERS REGARDING TRANSFER INSTITUTION

Not applicable.

(12) MISCELLANEOUS:

A. ADVANCE ON SUBSCRIPTION

Advance on subscription is not required.

B. OUTLINE OF UNDERWRITING, ETC.:

(a) Mitsubishi undertakes to make a public offering of the Shares in accordance with an agreement dated November 25, 1997 with Putnam Retail Management in connection with the sale of the Shares in Japan.

(b) Mitsubishi will execute or forward the purchase orders and repurchase requests relating to the Shares received directly or indirectly through other sales and repurchase handling companies
(hereinafter referred to as the "Sales Handling Company") to the Fund.

Note: "The Sales Handling Company" mean a securities agent company and/or registration agent financial institution which shall conclude the agreement with a Distributor concerning agency business of shares of the Fund, act as agent for a Distributor for subscription or repurchase of shares of the Fund from investors and handle the business, etc, concerning receipt of subscription money from investors or payment of repurchase proceeds to investors, etc.

(c) The Fund has appointed Mitsubishi as the Agent Company in Japan.

Note: "The Agent Company" shall mean a company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and the Sales Handling Companies rendering such other services.

C. Method of Subscription:

Investors who subscribe to Shares shall enter into an agreement with the Distributor or the Sales Handling Company concerning transactions of foreign securities. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements ("Account Agreement") and the investors shall submit to the Distributor or the Sales Handling Company an application for requesting the opening of a transactions account under the Account Agreement. The subscription amount shall be paid in yen in principal and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Distributor or the Sales Handling Company.

The subscription amount shall be paid in dollars to the account of the Fund with Putnam Fiduciary Trust Company as custodian for the Fund by Mitsubishi on the Payment Date.

D. Performance Information

The following information provides some indication of the Fund's risks. The chart shows year-to-year changes in the performance of one of the Fund's classes of shares, class M shares. The table following the chart compares a Fund's performance to that of a broad measure of market performance. Of course, the Fund's past performance is not an indication of future performance.


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS M]

Calendar year total returns for Class M

             class M

1995          16.06%
1996           3.62%
1997           8.24%
1998           6.61%
1999          -0.15%
2000          10.13%
2001           6.61%
2002           7.44%
2003           1.58%
2004           2.97%

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. During the periods shown in the bar chart, the highest return for a quarter was 4.96% (quarter ending 6/30/95) and the lowest return for a quarter was -1.42 (quarter ending 3/31/96).

Performance of Class M shares shown in the bar chart and in the table that follows for periods prior to their inception on 2/6/95, is derived from the historical performance of the Fund's Class A shares (not offered in Japan).

Average Annual Total Returns (for periods ending 12/31/04)
------------------------------------------------------------------------------
                                  Past 1 year   Past 5 years   Past 10 years
------------------------------------------------------------------------------
Class M                             -0.35%          5.01%           5.87%
------------------------------------------------------------------------------
Lehman GNMA Index (no deduction
or fees, expenses or taxes)          4.35%          7.00%           7.54%
------------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Class M share performance reflects the current maximum initial sales charges. The Fund's performance is compared to the Lehman GNMA Index, an unmanaged index of GNMA bonds.

E. Fees and Expenses

This table summarizes the fees and expenses you may pay if you invest in the Fund. Expenses are based on the Fund's last fiscal year.

Shareholder Fees (fees paid directly from your investment)*
------------------------------------------------------------------------------
Maximum sales charge (load) imposed
on purchases (as a percentage of the offering price)      3.25%/3.40%**
------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the original
purchase price or redemption proceeds,
whichever is lower)                                           None***
------------------------------------------------------------------------------
Maximum Redemption Fee**** (as a
percentage of total redemption
proceeds)                                                       2.00%
------------------------------------------------------------------------------
* Certain investments in class M shares may qualify for discounts on applicable sales charges.

** Percentage after consumption tax applicable in Japan (3.25 % before consumption tax).

*** A deferred sales charge of up to 0.40% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge outside of Japan.

**** A 2.00% redemption fee (also referred to as a "short-term trading fee") may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. (Redemption fees will not apply to redemptions from omnibus accounts in which Japanese shareholders invest.)


Annual Fund Operating Expenses (expenses that are deducted from fund assets)
------------------------------------------------------------------------------
               Management   Distribution      Other        Total fund
                  fees      (12b-1) fees     expenses   operating expenses
------------------------------------------------------------------------------
Class M          0.46%         0.50%          0.23%           1.19%
------------------------------------------------------------------------------

F. Example

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, investors can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the Fund for the time periods shown and then, redeem all your shares at the end of those periods. It also assumes a 5.00% return on your investment each year and that the Fund's operating expenses remain the same. The example is hypothetical; an investor's actual costs and returns may be higher or lower.

------------------------------------------------------------------------------
                 1 year         3 years       5 years      10 years
------------------------------------------------------------------------------
Class M           $442            $691          $958        $1,721
------------------------------------------------------------------------------

G. Offerings other than in Japan:

Shares are simultaneously offered in the United States of America.

PART II. INFORMATION CONCERNING FUND

I. DESCRIPTION OF THE FUND

1 NATURE OF THE FUND

(1) Objectives and Basic Nature of the Fund:

A. Name of the Fund:

Putnam U.S. Government Income Trust (the "Fund")

B. Objective of the Fund:

The Fund seeks as high a level of current income as the Investment Management Company (as defined below) believes is consistent with preservation of capital.

C. Authorized Shares:

There is no prescribed authorized number of Shares, and Shares may be issued from time to time.

D. Form of the Fund:

Putnam U.S. Government Income Trust is a Massachusetts business trust organized on November 1, 1983. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Fund is an open-end diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund.

The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove the Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Fund has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

The Fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities and securities issued by other investment companies). The remaining 25% of its total assets is not subject to this restriction. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem the shareholders' shares without the shareholder's permission and send the shareholder the proceeds. The Fund may also redeem shares if shareholders own shares more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may, at any time, establish one which could apply to both present and future shareholders.

E. Main Investment Strategies -- U.S Government Bonds

The Fund invests in bonds that:

-- are obligations of the U.S. government, its agencies and instrumentalities which are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds; and

-- have short to long-term maturities.

The Fund also invests in forward commitments and repurchase agreements relating to those investments.

F. Main Risks

The main risks that could adversely affect the value of this Fund's shares and the total return on your investment include:

-- The risk that the issuers of the Fund's investments will not make timely payments of interest and principal. This credit risk is higher for debt that is not backed by the full faith and credit of the U.S. government.

-- The risk that movements in financial markets will adversely affect the value of the Fund's investments. This risk includes interest rate risk, which means that the prices of the Fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

-- The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

Investors can lose money by investing in the Fund. The Fund may not achieve its goals, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(2) Structure of the Fund

A. Structure of the Fund:

                                 Fund

                    Putnam U.S. Government Income Trust

                                Trustees
                            (Agreement and
                          Declaration of Trust)
                                                             Investor
Distibutor's                                 Custodian       Servicing
Contract                                     Agreement       Agreement

Principal                                           Custodian
Underwriter                                     Investor Servicing
                                                     Agent

Putnam Retail                                   Putnam Fiduciary
Management Limited Partnership                  Trust Company

(acts as distributor)                           (acts as custodian and
                                                investor servicing
                                                agent of the Fund)

Japan Dealer
Sales Contract

              Agent Securities                  Management Contract
              Company Agreement

Distributor in Japan                            Investment Management
Agent Securities Company                              Company

Mitsubishi Securities Co., Ltd.          Putnam Investment Management, LLC

(forwarding of sales and              (acts as investment management company of
repurchase in Japan and                    the Fund and investment adviser
rendering of service as                     concerning the Fund's assets)
agent company)

B. Name and role in the Fund's management of the Investment Management Company and related companies of the Fund, and summary of the agreements, etc.

------------------------------------------------------------------------------
                        Role in the management
    Name                    of the Fund         Summary of the agreement, etc.
------------------------------------------------------------------------------
Putnam Investment       Investment Management   The Investment Management
Management, LLC         Company                 Company has entered into
                                                the Management Contract with
                                                the Fund as of July 8, 1994,
                                                which sets out that the
                                                Investment Management Company
                                                provides with the Fund the
                                                investment management services
                                                and investment advisory
                                                services in relation to the
                                                Fund's assets.
------------------------------------------------------------------------------
Putnam Fiduciary        Custodian               The Custodian has entered into
Trust Company                                   the Custodian Agreement with
                                                the Fund as of May 3, 1991, as
                                                amended July 13, 1992, which
                                                sets out that the Custodian
                                                serves as a custodian of the
                                                Fund's assets.

                        Investor Servicing      The Investor Servicing Agent
                        Agent                   has entered into the Investor
                                                Servicing Agreement with the
                                                Fund as of June 3, 1991, which
                                                sets out that the Investor
                                                Servicing Agent provides all
                                                services required by the Fund
                                                in connection with the
                                                establishment, maintenance and
                                                recording of shareholder
                                                accounts, including without
                                                limitation all related tax and
                                                other reporting requirements,
                                                and the implementation of
                                                investment and redemption
                                                arrangements offered in
                                                connection with the sale
                                                of the Fund's shares.
------------------------------------------------------------------------------
Putnam Retail           Principal Underwriter   The Principal Underwriter has
Management Limited                              entered into the Distribution
Partnership                                     Agreement with the Fund as of
                                                May 6, 1994, which sets out
                                                that the Principal Underwriter
                                                distributes the shares of the
                                                Fund.
------------------------------------------------------------------------------
Mitsubishi Securities,  Distributor in Japan    The Distributor in Japan has
Co., Ltd.                                       entered into the Japan Dealer
                                                Sales Contract with the Putnam
                                                Retail Management as of
                                                November 25, 1997, which sets
                                                out that the Distributor in
                                                Japan forwards sales and
                                                repurchase orders in Japan
                                                to the Putnam Retail
                                                Management.
------------------------------------------------------------------------------
                        Agent Securities        The Agent Securities Company
                        Company                 has entered into the Agent
                                                Securities Company Agreement
                                                with the Fund as of November
                                                6, 1997, which sets out that
                                                the Agent Securities Company
                                                distributes prospectus, makes
                                                public in Japan the daily net
                                                asset value per share of the
                                                Fund, and distributes any
                                                documents required to be
                                                prepared in accordance with
                                                the applicable laws and
                                                regulations of Japan.
------------------------------------------------------------------------------

C. Trustee

The Trustees are responsible for generally overseeing the conduct of the Fund's business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.

Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Fund, to the extent provided therein (v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.

On any matter submitted to a vote of shareholders, all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940, as amended, or when the Trustees hall have determined that the matter affects one or more series or classes of shares materially differently, shares are voted by individual series or class; and
(2) when the Trustees have determined that the matter affects on the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting in the election of Trustees.

Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.

The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.

At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.

The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.

The Fund may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.

Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

D. Investment Management Company

(a) Law of Place of Incorporation

Putnam Investment Management, LLC (hereinafter referred to as "Putnam Management") is organized as a limited liability company under the laws of the State of Delaware. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the U.S. Securities and Exchange Commission (the "SEC").

(b) Outline of the Supervisory Authority

Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.

(c) Purpose of the Business

Investment Management Company's sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(d) History of the Investment Management Company

The Investment Management Company is one of America's oldest and largest money management firms. The Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. The Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with mutual fund assets of over $138 billion in an aggregate net asset value and over 11 million shareholder accounts as of January 31, 2005. An affiliate, The Putnam Advisory Company, LLC., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds. Total assets under management by Putnam entities, including assets of mutual funds and other clients, are nearly $204 billion as of January 31, 2005.

Putnam Management, Putnam Retail Management and Putnam Fiduciary Trust Company are subsidiaries of Putnam, LLC, which is located at One Post Office Square, Boston, Massachusetts 02109 and except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

(e) Amount of Capital Stock  (as of January 31,2005)

(i) Amount of Members' Equity :

$14,818,904

(ii) Number of authorized shares of capital stock:

Not applicable.

(iii) Number of outstanding shares of capital stock:

Not applicable.

(iv) Amount of members' equity for the past five years:


                     Amount of Members'
    Year                 Equity            Increase/Decrease
---------------  --------------------------------------------
End of 2000            $209,635,521
End of 2001            $170,497,323          -$39,138,198
End of 2002            $138,739,094          -$31,758,229
End of 2003            $144,486,036            $5,746,942
End of 2004 (1)         -$9,155,466         -$153,641,502

(1) During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members' Equity.

(f) Structure of the Management of the Investment Management Company

The Investment Management Company is ultimately managed by its Board of Directors, which is elected by its Members.

Each fund managed by the Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, the Investment Management Company's Core Fixed Income Team), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.

In selecting portfolio securities for the Fund, the Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and numerous onsite visits and other contacts with issuers every year. The Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

The Core Fixed Income Team of the Investment Management Company has primary responsibility, and its members have joint responsibility, for the day-to-day management of the Fund's portfolio.

(g) Information Concerning Major Stockholders

As of January 31, 2005, all the outstanding interests of the Investment Management Company were owned by Putnam, LLC, located at One Post Office Square, Boston, Massachusetts 02109.

2 INVESTMENT POLICY

(1) Investment Policy

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund's goal by investing in U.S. government bonds.

Policy on excessive short-term trading

Risks of excessive short-term trading. Excessive short-term trading activity may reduce the Fund's performance and harm all fund shareholders by interfering with portfolio management, increasing the Fund's expenses and diluting the fund's net asset value. Depending on the size and frequency of short-term trades in the Fund's shares, the Fund may experience increased cash volatility, which could require the Fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the Fund's brokerage and administrative costs and taxable distributions to shareholders.

Fund policies. In order to protect the interests of long-term shareholders of the Fund, Investment Management Company and the Fund's Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The Fund seeks to discourage excessive short-term trading by imposing short-term trading fees and using fair value pricing procedures to value investments under some circumstances. In addition, Investment Management Company monitors activity in shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

Compliance Department of the Investment Management Company currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on the Fund's internal parameters for detecting excessive short-term trading, which consider the number of "round trip" transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that Investment Management Company or the Fund considers to be excessive or inappropriate, Investment Management Company will issue the investor and the financial intermediary involved in the activity, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. The Fund also reserves the right to terminate the exchange privilege without a warning. In addition, Investment Management Company will also communicate instances of excessive short-term trading to the compliance staff of an investor's broker, if one is identified.

In addition to enforcing these exchange parameters, Investment Management Company and the Fund reserve the right to reject or restrict purchases or exchanges for any reason. Investment Management Company or the Fund may determine that an investor's trading activity is excessive or otherwise potentially harmful based on various factors, including an investor's or financial intermediary's trading history in the Fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If the Fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the Fund or other Putnam funds. The Fund may take these steps in its discretion even if the investor's activity may not have been detected by the Fund's current monitoring parameters.

Limitations on the Fund's policies. There is no guarantee that the Fund will be able to detect excessive short-term trading in all accounts. For example, Investment Management Company currently does not have access to sufficient information to identify each investor's trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund's policies. In addition, even when Investment Management Company has sufficient information, its detection methods may not capture all excessive trading. In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the Fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The Fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Investment Management Company monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Investment Management Company will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the underlying beneficial owner and attempt to identify and remedy any excessive trading. However, the Fund's ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. The Fund's policies on exchanges may also be modified for accounts held by certain retirement plans to conform to plan exchange limits or Department of Labor requirements. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Blackout periods for Putnam employees. Putnam Investments imposes blackout periods on investments in the Putnam funds (other than money market funds) by its employees and certain family members. Employees of Putnam Investments and covered family members may not make a purchase followed by a sale, or a sale followed by a purchase, in any non-money market Putnam fund within any 90-calendar day period. Members of Investment Division of the Investment Management Company, certain senior executives, and certain other employees with access to investment information, as well as their covered family members, are subject to a blackout period of one year. These blackout periods are subject to limited exceptions.

Alternative strategies. Under normal market conditions, we keep the Fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

Changes in policies. The Trustees may change the Fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

(2) Object of Investment

The Fund invests in bonds that:

-- are obligations of the U.S. government, its agencies and instrumentalities which are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds; and

-- have short to long-term maturities.

The Fund also invests in forward commitments and repurchase agreements relating to those investments.

Investments in Miscellaneous Fixed-Income Securities. If the Fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The Fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

Mortgage Related and Asset-backed Securities. Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the Fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or "IO" class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or "POs" tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund's ability to buy or sell those securities at any particular time.

Other investments. In addition to the main investment strategies described above, the Fund may make other type of investments, such as investments in zero-coupon bonds and certain derivatives including futures, options and swap contracts, which may be subject to other risks.

(3) Structure of the Management of the Fund

The investment performance and portfolio of the Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.

In selecting portfolio securities for the Fund, the Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and numerous onsite visits and other contacts with issuers every year.

The Core Fixed Income Team of the Investment Management Company has primary responsibility, and its members have joint responsibility, for the day-to-day management of the Fund's portfolio. The team manager, in coordination with analysts who research specific securities and other team members, provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities. The names of the team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the Fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the Fund owned by these professionals as of November 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

-----------------------------------------------------------------------------
Portfolio leader   Since   Employer        Positions Over     Dollar Range of
                                           Past Five Years      Fund Shares
                                                                   Owned
-----------------------------------------------------------------------------
Kevin M. Cronin    1998    Putnam          Chief Investment         $0
                           Management      Officer, Core
                           1997 - Present  Fixed Income
                                           Team
-----------------------------------------------------------------------------
Portfolio          Since   Employer        Positions Over     Dollar Range of
member                                     Past Five Years      Fund Shares
                                                                   Owned
-----------------------------------------------------------------------------
Rob A. Bloemker    2002    Putnam          Team Leader              $0
                           Management
                           1999 - Present
-----------------------------------------------------------------------------

Other funds managed by the Portfolio Leader and Portfolio Member.

As of the fund's fiscal year-end, Kevin M. Cronin was also a Portfolio Leader of Putnam American Government Income Fund, Putnam Global Income Trust, Putnam Income Fund, and Putnam Limited Duration Government Income Fund and a Portfolio Member of The George Putnam Fund of Boston and Putnam Equity Income Fund. Rob A. Bloemker was also a Portfolio Member of Putnam American Government Income Fund, Putnam Income Fund, and Putnam Limited Duration Government Income Fund. Kevin M. Cronin and Rob A. Bloemker may also manage other accounts and variable trust funds managed by the Investment Management Company or an affiliate.

Changes in the fund's Portfolio Leader and Portfolio Member.

No changes in the fund's Portfolio Leader or Portfolio Member occurred during the fiscal year ended September 30, 2004. Kevin M. Cronin has served as Portfolio Leader of the fund since May 2002, when the Investment Management Company introduced this designation.

Investment in the fund by Putnam employees and the Trustees.

As of November 30, 2004, all of the 13 Trustees owned fund shares. The table shows the approximate value of investments in the fund and all Putnam funds as of that date by Putnam employees and the fund's Trustees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

-----------------------------------------------------------------------------
                               Fund        All Putnam funds
-----------------------------------------------------------------------------
Putnam employees           $2,173,000         $463,815,000
-----------------------------------------------------------------------------
Trustees                     $142,000          $47,311,000
-----------------------------------------------------------------------------

Compensation of investment professionals.

The Investment Management Company believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to the Investment Management Company's Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund, GNMA Funds, is its broad investment category as determined by Lipper Inc. The portion of the incentive compensation pool available to your investment management team is also based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time.

-- Consistent performance means being above median over one year.

-- Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

-- Superior performance (which is the largest component of the Investment
   Management Company's incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, the Investment Management Company retains discretion to reward or penalize teams or individuals as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by the Investment Management Company's parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam's profitability for the year. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

(4) Distribution Policy:

The Fund normally distributes any net investment income monthly and any net realized capital gains annually. The payment to Japanese investors may be made until the end of each month by Mitsubishi.

(5) Investment Restrictions:

Except as otherwise specifically designated, the investment restrictions described in this documents and the Japanese prospectus are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

A. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.
(Note)

B. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

C. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

D. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

E. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities or to securities issued by other investment companies.

F. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities of other investment companies.

G. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

H. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

I. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Note: So long as shares of the Fund are being offered for sale by the Fund in Japan, the Fund may not borrow money in excess of 10% of the value of its total assets.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or
(2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

A. The Fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

All percentage limitations on investments (other than pursuant to non-fundamental restriction A.) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

In connection with the offering of its shares in Japan, the Fund has undertaken to the Japanese Securities Dealers Association that the Fund will not:

(a) invest more than 15% of its net assets in securities that are not traded on an official stock exchange or other regulated market, including, without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to bonds determined by the Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable);

(b) borrow money in excess of 10% of the value of its total assets;

(c) make short sales of securities in excess of the Fund's net asset value; and

(d) together with other mutual funds managed by the Investment Management Company, acquire more than 50% of the outstanding voting securities of any issuer.

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

Also in connection with the Fund's offering of its shares in Japan, the Fund has adopted the following nonfundamental investment restriction:

The Fund will not invest in equity securities or warrants except that the Fund may invest in or hold preferred securities if and to the extent that such securities are characterized as debt for purposes of determining the Fund's status as a "bond investment trust" under the Income Tax Law of Japan. There can be no assurance that the Fund will be able to invest in such preferred securities.

Notwithstanding the foregoing restriction, the Fund may invest in asset-backed, hybrid and structured bonds and notes. These investments may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular investment of this type will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the interest rate or return is linked, which may include equity securities.

3 INVESTMENT RISK

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund's goal by investing in U.S. government bonds. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. A description of the risks associated with the Fund's main investment strategies follows.

A. Risk Factors

Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the Fund, but will affect the value of the Fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk. Other bonds in which the Fund may invest are subject to varying degrees of risk. These risk factors may include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

Prepayment Risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the Fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Forward commitments and repurchase agreements. The Fund may enter into contracts with dealers for future delivery of U.S. government investments, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. The Fund may also enter into repurchase agreements, under which the Fund buy an investment from a firm that has an obligation to buy the investment back at a fixed price and time, typically within one week. Repurchase agreements involve the risk that the other party will default on its obligations, in which case the Fund may find it difficult to recover the value of these investments.

B. Structure of the Risk Management

The Fund builds risk management into the investment process. The Fund identifies areas of potential risk and then puts the policies, procedures and controls in place - including oversight by a Risk Management Committee - to actively manage those risks.

4 FEES, ETC. AND TAXES

(1) Sales Charge

The sales charge in Japan shall be 3.15% (3% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price"). The public offering price means the amount calculated by dividing the net asset value by (1-0.0325) and rounded to three decimal places. Please refer to "Part III. Detailed Information Concerning the Fund, II. Procedures, etc., 1. Procedures for Sales of Shares, Etc." hereof.

(2) Redemption Fee:

A deferred sales charge of 0.40% may apply to class M shares purchased without an initial sales charge outside of Japan if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. Investors may sell shares acquired by reinvestment of distributions without a sales charge at any time.

(3) Management Fee, etc.:

A. Management Fee

Under a Management Contract dated July 8, 1994, the Fund pays a quarterly fee to the Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at the annual rate of:

0.57% of the first $500 million of average net assets;
0.475% of the next $500 million of average net assets:
0.4275% of the next $500 million of average net assets; and 0.38% of any excess over $1.5 billion of such average net asset value.

For the fiscal years ending on September 30, 2004, 2003 and 2002, the Fund paid $9,810,474, $13,766,124 and $13,186,969, respectively as a management fee.

B. Custodian Fee and Charges of the Investor Servicing Agent

Putnam Fiduciary Trust Company, the Fund's Custodian, is entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian, not including fees paid by the Custodian to any sub-custodian, payable monthly based on the average daily total net assets of the Fund during the relevant month. Any reasonable disbursements and out-of-pocket expenses (including without limitation telephone, telex, cable and postage expenses) incurred by the Custodian, and any custody charges of banks and financial institutions to whom the custody of assets of the Fund is entrusted, are borne by the Fund.

The Fund pays to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

For the fiscal year ending on September 30, 2004, the Fund paid $4,298,698 as a custodian fee and investor servicing agent fee.

C. Fee on Class M Distribution Plan

The Class M distribution plan provides for payments by the Fund to Putnam Retail Management at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment.

Putnam Retail Management makes quarterly payments to Mitsubishi and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom Mitsubishi and other dealers are designated as the dealer of record.

Payments under the plan are intended to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the Fund's shares, including the payments to dealers mentioned above. Putnam Retail Management may suspend or modify such payments to dealers.

For the fiscal year ending September 30, 2004, the Fund paid fees under the distribution plan of $291,700 for Class M shares.

(4) Other Expenses:

The Fund pays all expenses not assumed by the Investment Management Company, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses the Investment Management Company for the compensation and related expenses of certain Fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees and was $27,366 for fiscal 2004 and the portion of total reimbursement for compensation and contributions was $21,450.

The Trustees are responsible for generally overseeing the conduct of Fund business. Subject to such policies as the Trustees may determine, the Investment Management Company furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, the Investment Management Company also manages the Fund's other affairs and business.

The table below shows the value of each Trustee's holdings in the Fund and in all of the Putnam Funds as of December 31, 2004.


-----------------------------------------------------------------------------
                                                    Aggregate dollar range of
                           Dollar range of Putnam   shares held in all of the
                           U.S. Government Income   Putnam funds overseen by
Name of Trustee              Trust shares owned             Trustee
-----------------------------------------------------------------------------
Jameson A. Baxter          $1-$10,000               over $100,000
-----------------------------------------------------------------------------
Charles B. Curtis          $1-$10,000               over $100,000
-----------------------------------------------------------------------------
Myra R. Drucker            $1-$10,000               over $100,000
-----------------------------------------------------------------------------
John A. Hill               $1-$10,000               over $100,000
-----------------------------------------------------------------------------
Ronald J. Jackson          $1-$10,000               over $100,000
-----------------------------------------------------------------------------
Paul L. Joskow             $1-$10,000               over $100,000
-----------------------------------------------------------------------------
Elizabeth T. Kennan        $1-$10,000               over $100,000
-----------------------------------------------------------------------------
John H. Mullin, III        $1-$10,000               over $100,000
-----------------------------------------------------------------------------
Robert E. Patterson        $10,001-$50,000          over $100,000
-----------------------------------------------------------------------------
W. Thomas Stephens         $1-$10,000               over $100,000
-----------------------------------------------------------------------------
Richard B. Worley          $1-$10,000               over $100,000
-----------------------------------------------------------------------------
*Charles E. Haldeman, Jr.  $10,001-$50,000          over $100,000
-----------------------------------------------------------------------------
*George Putnam, III        $10,001-$50,000          over $100,000
-----------------------------------------------------------------------------

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the Fund, Putnam Management, Putnam Retail Management or Marsh & McLennan Companies Inc., the parent company of Putnam Investments and its affiliated companies. Messrs. Putnam, III and Haldeman are deemed "interested persons" by virtue of their positions as officers of the Fund, Putnam Management or Putnam Retail Management or shareholders of Marsh & McLennan Companies, Inc. Mr. Haldeman is the President and Chief Executive Officer of Putnam Investments. Mr. Putnam, is the President of the Fund and each of the other Putnam funds. The balance of the Trustees are not "interested persons. "

Each independent Trustee of the Fund receives an annual retainer fee and an additional meeting fee for each Trustees' meeting attended. Independent Trustees who serve on board committees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the current independent Trustees of the Fund are Trustees of all the Putnam funds and receive fees for their services. Mr. Putnam also receives the foregoing fees for his services as Trustee.

The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the Fund, estimates that Committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The committees of the Board of Trustees, and the number of times each committee met during the Fund's fiscal year, are shown in the table below:

--------------------------------------------------------
Audit and Pricing Committee                       25
--------------------------------------------------------
Board Policy and Nominating Committee              8
--------------------------------------------------------
Brokerage and Custody Committee                    7
--------------------------------------------------------
Communication, Service and Marketing Committee    11
--------------------------------------------------------
Contract Committee                                16
--------------------------------------------------------
Distributions Committee                            5
--------------------------------------------------------
Executive Committee                                1
--------------------------------------------------------
Investment Oversight Committees                   32
--------------------------------------------------------

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 2004, and the fees paid to each Trustee by all of the Putnam funds during calendar 2004:


COMPENSATION TABLE
---------------------------------------------------------------------------------------
                                            Pension or       Estimated
                                            retirement          annual           Total
                             Aggregate        benefits   benefits from    compensation
                          compensation      accrued as      all Putnam        from all
                              from the    part of fund      funds upon          Putnam
Trustees/Year                 fund (1)        expenses  retirement (2)    funds (3)(4)
---------------------------------------------------------------------------------------
Jameson A. Baxter/
1994 (5)                        $3,085            $879        $100,000        $218,950
---------------------------------------------------------------------------------------
Charles B. Curtis/
2001                            $3,095          $1,070        $100,000        $244,250
---------------------------------------------------------------------------------------
Myra R. Drucker/
2004 (6)                           N/A             N/A              --         $33,780
---------------------------------------------------------------------------------------
Charles E. Haldeman/
2004 (6)                           N/A             N/A              --              --
---------------------------------------------------------------------------------------
John A. Hill/
1985 (5)(7)                     $5,891          $1,099        $200,000        $458,626
---------------------------------------------------------------------------------------
Ronald J. Jackson/
1996 (5)                        $3,118            $887        $100,000        $224,000
---------------------------------------------------------------------------------------
Paul L. Joskow/
1997 (5)(7)                     $3,903            $635        $100,000        $294,500
---------------------------------------------------------------------------------------
Elizabeth T. Kennan/
1992                            $3,001          $1,130        $100,000        $221,500
---------------------------------------------------------------------------------------
Lawrence J. Lasser/
1992 (9)                            $0            $918         $93,333              --
---------------------------------------------------------------------------------------
John H. Mullin, III/
1997 (5)                        $2,978            $973        $100,000        $216,000
---------------------------------------------------------------------------------------
Robert E. Patterson/
1984                            $3,007            $612        $100,000        $217,750
---------------------------------------------------------------------------------------
George Putnam, III/
1984 (7)                        $3,734            $505        $125,000        $262,500
---------------------------------------------------------------------------------------
W. Thomas Stephens/
1997 (5)                        $3,102            $886        $100,000        $228,250
---------------------------------------------------------------------------------------
W. Nicholas Thorndike/
1992 (8)                        $2,591          $1,457        $105,783        $114,500
---------------------------------------------------------------------------------------
Richard B. Worley/
2004 (6)                           N/A             N/A              --         $33,780
---------------------------------------------------------------------------------------


(1) Includes an annual retainer and an attendance fee for each meeting attended.

(2) Assumes that each Trustee retires at the normal retirement date. For Trustees who are not within three years of retirement, estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 2004. For Mr. Thorndike, the annual benefits equal the actual benefits he is currently receiving under the Retirement Plan for Trustees of the Putnam funds.

(3) As of December 31, 2004, there were 110 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as a trustee of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of Putnam Investment Management, LLC.

(4) Includes amounts (ranging from approximately $5,000 to $90,000 per Trustee) for which the Putnam funds were reimbursed by Putnam Investment Management, LLC for special Board and committee meetings and additional time spent on behalf of the Putnam funds in connection with certain regulatory and other matters relating to alleged improper trading by certain employees of Putnam Investment Management, LLC and participants in certain 401(k) plans administered by Putnam Fiduciary Trust Company.

(5) Includes compensation deferred pursuant to a Trustee Compensation
Deferral Plan. As of September 30, 2004, the total amounts of deferred compensation payable by the Fund, including income earned on such amounts, to certain Trustees were: Ms. Baxter - $13,266; Mr. Hill - $44,115; Mr. Jackson - $22,592; Mr. Joskow - $15,342; Mr. Mullin - $15,111; and Mr. Stephens
- $4,483.

(6) Ms. Drucker and Messrs. Haldeman and Worley were elected to the Board of Trustees on November 11, 2004

(7) Includes additional compensation to Messrs. Hill, Putnam and Dr. Joskow for service as Chairman of the Trustees, President of the Funds and Chairman of the Audit and Pricing Committee, respectively.

(8) Mr. Thorndike retired from the Board of Trustees of the Putnam funds on June 30, 2004.

(9) Mr. Lasser resigned from the Board of Trustees of the Putnam funds on November 3, 2003. The estimated annual retirement benefits shown in this table for Mr. Lasser reflect benefits earned under the funds' retirement plan prior to July 1, 2000.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan") each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit, also available under the Plan, assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustees first elected to the board after 2003.

The Investment Management Company places all orders for purchases and sales of the Fund's portfolio securities. In selecting broker-dealers, the Investment Management Company may consider research and brokerage services furnished to it and its affiliates. As a matter of policy, the Investment Management Company is not permitted to consider sales of Fund shares (or of the other Putnam Funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. During fiscal 2002, 2003 and 2004, the Fund paid $0, $0 and $0 in brokerage commissions, respectively.

For the fiscal year ending on September 30, 2004, the Fund paid $9,197,622 in total other expenses, including payments under its distribution plans, but excluding management fees, investor servicing agent expenses and custodian expenses

(5) Tax Treatment of Shareholders in Japan:

The Fund qualifies as a "foreign bond investment trust to be publicly offered" under Japanese law and on that basis the tax treatment of Shareholders in Japan shall be as follows:

A. The distributions to be made by the Fund will be treated as distributions made by a domestic bond investment trust making public offering of investment fund securities.

(a) The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

(b) The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Distributor or the Sales Handling Company will prepare a report concerning distributions and file such report with the Japanese tax authorities.

(c) Net investment returns such as interest, etc. and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U.S. federal income tax currently at the rate of 15% and the amount obtained after such deduction will be paid in Japan. When the recently signed U.S.-Japan tax treaty enters into force (after the treaty is ratified) and becomes applicable, such distributions will be subject to withholding of U.S. federal income tax at the rate of 10%.

Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U.S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.

The Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

B. The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

C. Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust.

Note: The above information may be changed due to tax reform, etc.

5 STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio

                                                      (As of January 31, 2005)
------------------------------------------------------------------------------
Types of Assets                   Name of Country    Total USD      Investment
                                                                     Ratio (%)
------------------------------------------------------------------------------
U.S. Government Agency Mortgages  United States      1,424,228,220       82.51
------------------------------------------------------------------------------
Collateral Mortgage Obligations   United States        137,123,767        7.94
------------------------------------------------------------------------------
U.S. Treasury Obligations         United States                  0        0.00
------------------------------------------------------------------------------
Cash, Deposit and Other Assets                         164,749,325        9.55
(After deduction of liabilities)
------------------------------------------------------------------------------
Total                                                1,726,101,312      100.00
(Net Asset Value)                            (JPY 178,841 million)
------------------------------------------------------------------------------

Note: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

(2) Portfolio of Investments

A.  Principal Holdings


Putnam U.S. Government Income Trust
January 31, 2005
Top 30 Holdings
Net Assets: $1,726,101,312                                                             (As of the end of January 31, 2005)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                        Coupon    Maturity
                      Name                       Country                      Type                        (%)       Date
--------------------------------------------------------------------------------------------------------------------------
1   Government National Mortgage Association      U.S.A      U.S. Government Guaranteed                     5       2035
    Pass-Through Certificates                                Mortgage Obligations
    5s, TBA, February 1, 2035
2   Government National Mortgage Association      U.S.A      U.S. Government Guaranteed                     6       2035
    Pass-Through Certificates                                Mortgage Obligations
    6s, TBA, February 1, 2035
3   Government National Mortgage Association      U.S.A      U.S. Government Guaranteed                   6.5       2035
    Pass-Through Certificates                                Mortgage Obligations
    6 1/2s, TBA, February 1, 2035
4   Government National Mortgage Association      U.S.A      U.S. Government Guaranteed                   5.5       2035
    Pass-Through Certificates                                Mortgage Obligations
    5 1/2s, TBA, February 1, 2035
5   Government National Mortgage                  U.S.A      U.S. Government Guaranteed                   4.5       2034
    Association Adjustable Rate                              Mortgage Obligations
    Mortgages 4 1/2s, August 20, 2034
6   Federal Home Loan Mortgage                    U.S.A      U.S. Government Guaranteed                     5       2034
    Corporation 5s, May 1, 2034                              Mortgage Obligations
7   Fannie Mae  7 1/2s, 2041                      U.S.A      Collateralized Mortgage Obligations          7.5       2041
8   Federal Home Loan Mortgage Corp.              U.S.A      Collateralized Mortgage Obligations          7.5       2043
    Pass-Through Certificate Ser. T-58,
    Class 4A, 7 1/2s, 2043
9   Fannie Mae  5 1/2s, 2033                      U.S.A      Collateralized Mortgage Obligations          5.5       2033
10  Fannie Mae 7 1/2s, 2042                       U.S.A      Collateralized Mortgage Obligations          7.5       2042
11  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                   6.5       2029
    Association Pass-Through                                 Mortgage Obligations
    Certificates 6 1/2s, December 15, 2029
12  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                     8       2032
    Association Pass-Through                                 Mortgage Obligations
    Certificates 8s, March 15, 2032
13  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                     7       2032
    Association Pass-Through                                 Mortgage Obligations
    Certificates 7s, May 15, 2032
14  Fannie Mae 7 1/2s, 2042                       U.S.A      Collateralized Mortgage Obligations          7.5       2042
15  Fannie Mae 7 1/2s, 2040                       U.S.A      Collateralized Mortgage Obligations          7.5       2040
16  Fannie Mae 5 1/2s, 2033                       U.S.A      Collateralized Mortgage Obligations          5.5       2033
17  Fannie Mae 7 1/2s, 2028                       U.S.A      Collateralized Mortgage Obligations          7.5       2028
18  Fannie Mae 7 1/2s, 2031                       U.S.A      Collateralized Mortgage Obligations          7.5       2031
19  Fannie Mae 7 1/2s, 2041                       U.S.A      Collateralized Mortgage Obligations          7.5       2041
20  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                     7       2028
    Association Pass-Through                                 Mortgage Obligations
    Certificates 7s, December 15, 2028
21  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                     7       2031
    Association Pass-Through                                 Mortgage Obligations
    Certificates 7s, July 15, 2031
22  Fannie Mae 7 1/2s, 2044                       U.S.A      Collateralized Mortgage Obligations          7.5       2044
23  Fannie Mae 7 1/2s, 2044                       U.S.A      Collateralized Mortgage Obligations          7.5       2044
24  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                   7.5       2032
    Association Pass-Through                                 Mortgage Obligations
    Certificates 7 1/2s, March 15, 2032
25  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                     7       2024
    Association Pass-Through                                 Mortgage Obligations
    Certificates 7s, January 15, 2024
26  Government National Mortgage                  U.S.A      U.S. Government Guaranteed                   7.5       2023
    Association Pass-Through                                 Mortgage Obligations
    Certificates7 1/2s, June 15, 2023
27  Fannie Mae 7 1/2s, 2042                       U.S.A      Collateralized Mortgage Obligations          7.5       2042
28  Fannie Mae 7 1/2s, 2039                       U.S.A      Collateralized Mortgage Obligations          7.5       2039
29  Fannie Mae 7 1/2s, 2040                       U.S.A      Collateralized Mortgage Obligations          7.5       2040
30  Fannie Mae 7 1/2s, 2028                       U.S.A      Collateralized Mortgage Obligations          7.5       2028
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                   U.S. Dollar
--------------------------------------------------------------------------------------------------------------------------
                                 Acquisition Cost                Current Value
--------------------------------------------------------------------------------------------------------------------------
                                                                                             Investment
          Quantity          Per Issue         Total         Per Issue         Total           Ratio (%)
--------------------------------------------------------------------------------------------------------------------------
1        804,178,000           1.00        807,256,820         1.01        809,329,725         46.89%
2        129,000,000           1.04        133,696,406         1.04        133,988,675          7.76%
3        101,000,000           1.05        106,176,250         1.05        106,286,724          6.16%
4         48,000,000           1.02         49,072,500         1.03         49,237,498          2.85%
5         35,557,000           1.00         35,723,771         1.01         35,846,408          2.08%
6         33,598,174           0.95         32,036,384         1.00         33,574,551          1.95%
7         15,793,934           1.10         17,300,879         1.07         16,834,268          0.98%
8         15,606,958           1.09         17,047,674         1.07         16,680,012          0.97%
9         72,201,443           0.26         18,834,173         0.20         14,152,611          0.82%
10        11,507,867           1.10         12,679,123         1.07         12,327,439          0.71%
11        10,569,995           1.05         11,098,494         1.06         11,181,073          0.65%
12        10,180,654           1.06         10,825,446         1.09         11,082,199          0.64%
13        10,210,778           1.06         10,825,020         1.08         11,004,506          0.64%
14         9,709,505           1.11         10,754,959         1.07         10,398,197          0.60%
15         6,877,018           1.09          7,475,534         1.07          7,348,804          0.43%
16        36,819,536           0.29         10,708,642         0.20          7,274,735          0.42%
17         6,728,460           1.09          7,314,046         1.07          7,222,754          0.42%
18         6,527,497           1.11          7,217,113         1.07          6,977,669          0.40%
19         6,372,466           1.09          6,962,503         1.07          6,806,223          0.39%
20         6,030,864           0.97          5,875,381         1.07          6,441,010          0.37%
21         5,180,695           1.06          5,492,346         1.08          5,583,413          0.32%
22         5,032,826           1.07          5,375,294         1.07          5,398,371          0.31%
23         4,988,664           1.07          5,352,290         1.07          5,347,519          0.31%
24         3,483,254           1.06          3,704,223         1.08          3,754,023          0.22%
25         3,401,096           1.03          3,504,989         1.07          3,627,736          0.21%
26         3,063,677           1.03          3,146,492         1.08          3,300,786          0.19%
27         3,052,396           1.11          3,374,805         1.07          3,268,865          0.19%
28         2,854,498           1.09          3,102,928         1.07          3,052,087          0.18%
29         2,325,013           1.09          2,527,975         1.07          2,479,960          0.14%
30         2,296,100           1.08          2,479,709         1.07          2,456,326          0.14%
--------------------------------------------------------------------------------------------------------------------------


B. Investment Property

Not applicable.

C. Other Principal Investments

Not applicable.

(3) Results of Past Operations

A. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of January 2005 is as follows:


---------------------------------------------------------------------------------
                            Total Net Asset Value       Net Asset Value per Share
---------------------------------------------------------------------------------
                      USD (thousands)  JPY (millions)      USD          JPY
---------------------------------------------------------------------------------
1st Fiscal Year                 2,609             270        12.96        1,343
(September 30, 1995)
---------------------------------------------------------------------------------
2nd Fiscal Year                 6,116             634        12.63        1,309
(September 30, 1996)
---------------------------------------------------------------------------------
3rd Fiscal Year                 7,850             813        13.00        1,347
(September 30, 1997)
---------------------------------------------------------------------------------
4th Fiscal Year               163,076          16,896        13.25        1,373
(September 30, 1998)
---------------------------------------------------------------------------------
5th Fiscal Year               133,362          13,818        12.55        1,300
(September 30, 1999)
---------------------------------------------------------------------------------
6th Fiscal Year                95,090           9,852        12.52        1,297
(September 30, 2000)
---------------------------------------------------------------------------------
7th Fiscal Year               144,285          14,949        13.08        1,355
(September 30, 2001)
---------------------------------------------------------------------------------
8th Fiscal Year               171,975          17,818        13.20        1,368
(September 30, 2002)
---------------------------------------------------------------------------------
9th Fiscal Year                73,355           7,600        13.18        1,366
(September 30, 2003)
---------------------------------------------------------------------------------
10th Fiscal Year               50,649           5,248        13.23        1,371
(September 30, 2004)
---------------------------------------------------------------------------------
2004 End of February           57,441           5,951        13.26        1,374
            March              56,674           5,872        13.28        1,376
            April              55,150           5,714        13.03        1,350
            May                53,149           5,507        12.96        1,343
            June               52,911           5,482        13.04        1,351
            July               52,745           5,465        13.10        1,357
            August             56,654           5,870        13.24        1,372
            September          50,649           5,248        13.23        1,371
            October            50,151           5,196        13.27        1,375
            November           48,234           4,998        13.22        1,370
            December           42,271           4,380        13.23        1,371
2005 End of January            46,832           4,852        13.27        1,375
---------------------------------------------------------------------------------


Note: Operations of Class M Shares were commenced on February 6, 1995.
Net asset value per share as of the end of February, 2005 is $13.20 (JPY 1,368).

B. Record of Distributions Paid

--------------------------------------------------------------------
Fiscal Year                        Amount of Dividend paid per Share
--------------------------------------------------------------------
                                         USD               JPY
--------------------------------------------------------------------
1st Fiscal Year (2/6/95 - 9/30/95)      0.60                62
--------------------------------------------------------------------
2nd Fiscal Year (10/1/95 - 9/30/96)     0.83                86
--------------------------------------------------------------------
3rd Fiscal Year (10/1/96 - 9/30/97)     0.78                81
--------------------------------------------------------------------
4th Fiscal Year (10/1/97 - 9/30/98)     0.80                83
--------------------------------------------------------------------
5th Fiscal Year (10/1/98 - 9/30/99)     0.77                80
--------------------------------------------------------------------
6th Fiscal Year (10/1/99 - 9/30/00)     0.76                79
--------------------------------------------------------------------
7th Fiscal Year (10/1/00 - 9/30/01)     0.72                75
--------------------------------------------------------------------
8th Fiscal Year (10/1/01 - 9/30/02)     0.66                68
--------------------------------------------------------------------
9th Fiscal Year (10/1/02 - 9/30/03)     0.31                32
--------------------------------------------------------------------
10th Fiscal Year (10/1/03 - 9/30/04)    0.29                30
--------------------------------------------------------------------

Note: Record of distribution paid during the period from February 1995 through March 2005 is as follows:


------------------------------------------------------------------------------
      Ex-dividend               NAV per   Ex-dividend                 NAV per
Year    Date      Dividend ($)  Share ($)    Date      Dividend ($)  Share ($)
------------------------------------------------------------------------------
1995  --             --            --     Jul. 5       0.074         12.83
      Feb.6       0.074         12.29     Aug. 7       0.074         12.71
      Mar. 6      0.076         12.34     Sep. 5       0.074         12.84
      Apr. 5      0.074         12.47     Oct. 5       0.073         12.91
      May  5      0.076         12.69     Nov. 6       0.072         12.97
      Jun. 5      0.075         12.89     Dec. 6       0.072         13.05
------------------------------------------------------------------------------
1996  Jan. 5      0.072         13.09     Jul. 5       0.065         12.39
      Feb. 5      0.072         13.11     Aug. 5       0.065         12.66
      Mar. 8      0.070         12.70     Sep. 6       0.064         12.42
      Apr. 8      0.070         12.59     Oct. 7       0.064         12.68
      May  6      0.068         12.46     Nov. 5       0.064         12.80
      Jun. 7      0.066         12.44     Dec. 6       0.064         12.84
------------------------------------------------------------------------------
1997  Jan. 8      0.064         12.73     Jul. 11      0.066         12.90
      Feb. 7      0.065         12.82     Aug. 11      0.067         12.85
      Mar. 7      0.065         12.75     Sep. 10      0.066         12.86
      Apr. 8      0.064         12.57     Oct. 10      0.066         12.93
      May 12      0.064         12.73     Nov. 10      0.067         12.96
      Jun. 10     0.066         12.78     Dec. 10      0.070         13.01
------------------------------------------------------------------------------
1998  Jan. 12     0.068         13.12     Jul. 10      0.066         13.03
      Feb. 10     0.067         13.03     Aug. 10      0.066         13.01
      Mar. 10     0.067         13.01     Sep. 11      0.066         13.10
      Apr. 13     0.066         12.99     Oct. 12      0.066         13.08
      May  11     0.066         12.97     Nov. 10      0.066         13.02
      Jun. 10     0.066         13.04     Dec. 10      0.066         13.08
------------------------------------------------------------------------------
1999  Jan. 11     0.066         13.01     Jul. 12      0.063         12.61
      Feb. 10     0.063         13.00     Aug. 10      0.063         12.23
      Mar. 10     0.063         12.87     Sep. 10      0.063         12.48
      Apr. 12     0.063         12.93     Oct. 11      0.064         12.45
      May  10     0.063         12.82     Nov. 10      0.063         12.50
      Jun. 10     0.063         12.56     Dec. 10      0.063         12.49
------------------------------------------------------------------------------
2000  Jan. 10     0.064         12.20     Jul. 10      0.064         12.37
      Feb. 10     0.063         12.08     Aug. 10      0.063         12.47
      Mar. 10     0.064         12.18     Sep. 11      0.063         12.44
      Apr. 10     0.063         12.37     Oct. 10      0.063         12.47
      May  10     0.063         12.11     Nov. 10      0.063         12.48
      Jun. 12     0.063         12.32     Dec. 8       0.064         12.66
------------------------------------------------------------------------------
2001  Jan. 10     0.063         12.79     Jul. 10      0.057         12.75
      Feb. 12     0.063         12.78     Aug. 10      0.057         12.88
      Mar. 12     0.064         12.79     Sep. 10      0.057         12.92
      Apr. 10     0.057         12.76     Oct. 10      0.057         13.01
      May  10     0.057         12.74     Nov. 12      0.057         13.04
      Jun. 11     0.057         12.75     Dec. 11      0.057         12.83
------------------------------------------------------------------------------
2002  Jan. 10     0.057         12.89     Jul. 10      0.051         13.07
      Feb. 11     0.057         12.97     Aug. 12      0.051         13.13
      Mar. 11     0.057         12.81     Sep. 10      0.052         13.13
      Apr. 10     0.057         12.86     Oct. 10      0.037         13.17
      May  10     0.051         12.95     Nov. 11      0.037         13.16
      Jun. 10     0.051         12.95     Dec. 10      0.037         13.15
------------------------------------------------------------------------------
2003  Jan. 10     0.030         13.18     Jul. 11      0.015         13.11
      Feb. 10     0.030         13.17     Aug. 12      0.015         13.00
      Mar. 10     0.024         13.20     Sep. 12      0.015         13.09
      Apr. 10     0.024         13.14     Oct. 10      0.015         13.08
      May  12     0.024         13.13     Nov. 12      0.015         13.07
      Jun. 10     0.024         13.11     Dec. 12      0.015         13.16
------------------------------------------------------------------------------
2004  Jan. 9      0.025         13.23     Jul. 12      0.031         13.10
      Feb. 11     0.025         13.25     Aug. 12      0.031         13.17
      Mar. 12     0.025         13.29     Sep. 10      0.031         13.21
      Apr. 12     0.025         13.16     Oct. 12      0.031         13.23
      May  12     0.025         12.88     Nov. 12      0.031         13.22
      Jun. 14     0.025         12.84     Dec. 10      0.031         13.23
------------------------------------------------------------------------------
2005  Jan. 11     0.031         13.22     Jul.
      Feb. 11     0.031         13.26     Aug.
      Mar. 11     0.031         13.13     Sep.
      Apr.                                Oct.
      May                                 Nov.
      Jun.                                Dec.
------------------------------------------------------------------------------

C. Record of Rate of Return

---------------------------------------------------------
Fiscal Year                         Rate of Return
---------------------------------------------------------
1st Fiscal Year (2/6/95 - 9/30/95)          9.88
---------------------------------------------------------
2nd Fiscal Year (10/1/95 - 9/30/96)         3.99
---------------------------------------------------------
3rd Fiscal Year (10/1/96 - 9/30/97)         9.39
---------------------------------------------------------
4th Fiscal Year (10/1/97 - 9/30/98)         8.38
---------------------------------------------------------
5th Fiscal Year (10/1/98 - 9/30/99)         0.56
---------------------------------------------------------
6th Fiscal Year (10/1/99 - 9/30/00)         6.09
---------------------------------------------------------
7th Fiscal Year (10/1/00 - 9/30/01)        10.56
---------------------------------------------------------
8th Fiscal Year (10/1/01 - 9/30/02)         6.14
---------------------------------------------------------
9th Fiscal Year (10/1/02 - 9/30/03)         2.24
---------------------------------------------------------
10th Fiscal Year (10/1/03 - 9/30/04)        2.61
---------------------------------------------------------

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

                           |---                                           ---|
Overall yield on  = 100 x  |   NAV at term end  x  Cumulative increase       |
 investment (%)            |                       ratio by distribution - 1 |
                           |   -----------------------------------------     |
                           |            NAV at beginning of term             |
                           |---                                           ---|

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus 1.

6 OUTLINE OF THE PROCEDURES, ETC.

(1) Procedures for Sales of Shares in Japan

In Japan, Shares of the Fund are offered on any Business Day and any business day of the Distributor in Japan during the Subscription Period mentioned in "(7) Period of Subscription, Part I. Information Concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information Concerning Securities" of the relevant securities registration statement. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements (the "Account Agreement") and receive from such investors an application for requesting the opening of a transactions account under the Account Agreement.
Purchases may be made in the minimum investment amount of 100 shares and in integral multiples of 100 shares.

The issue price for Shares shall be, in principal, the Net Asset Value per Share next calculated on the day on which the Fund receives such application. The Trade Day in Japan is the day when the Distributor confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge in Japan shall be 3.15% (3% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price"). Any amount, which is over the net asset value, of the Sales Price shall be retained by Putnam Retail Management Limited Partnership, principal underwriter of the Fund. The public offering price means the amount calculated by dividing the net asset value by (1- 0.0325) and rounded to three decimal places.

Payment of purchase price shall be made in yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by such Distributor or Sales Handling Company. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Company can agree.

In addition, the Distributor or the Sales Handling Company in Japan who are members of the Japan Securities Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than JPY100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" contained in the "Regulations Concerning the Transactions of Foreign Securities" established by the Association.

(2) Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund Business Day that is business day of the Distributor in Japan. The repurchase shall be made is integral multiples of 1 shares.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Agreement or, if the Distributor or the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

7 OUTLINE OF THE MANAGEMENT AND ADMINISTRATION

(1) OUTLINE OF MANAGEMENT OF ASSETS, ETC.:

A. Valuation of Assets:

The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following U.S. holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of the Investment Management Company, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value. Liabilities are deducted from the total assets and resulting amount is divided by the number of shares of the class outstanding.

B. Custody of Shares:

Share certificates shall be held by Shareholders at their own risk.

The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of Mitsubishi.

C. Duration of the Fund Trust:

Unless terminated, the Fund shall continue without limitation of time.

D. Accounting Year:

The accounts of the Fund will be closed each year on September 30.

E. Liquidation:

The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

F. Agreement and Declaration of Trust:

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote.

(2) OUTLINE OF DISCLOSURE SYSTEM:

A. Disclosure in U.S.A.:

(a) Disclosure to shareholders

In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

(b) Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.

B. Disclosure in Japan:

(a) Disclosure to the Supervisory Authority:

(i) Disclosure Required under the Securities and Exchange Law

When the Fund intends to offer the Shares amounting to more than certain specific amount in yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.

The Distributor or the Sales Handling Company of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements (the "Delivery Prospectus"). They shall also deliver to the investors prospectuses the contents of which are substantially identical to Part III of the securities registration statements upon the request of the investors (the "Requested Prospectus"). For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance.

(ii) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies

If the Investment Management Company conducts the business of offering for sale of shares of the Fund, it must file in advance certain information relating to the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law No. 198, 1951) (hereinafter referred to the "Investment Trusts Law"). In addition, if the Investment Management Company amends the Agreement and Declaration of Trust of the Fund, it must file in advance such amendment and the details thereof with the Commissioner of Financial Services Agency. Further, the Investment Management Company must prepare the Management Report on the described matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.

(a) Disclosure to Japanese Shareholders:

If the Trustees make any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver written documents containing the amendment to the shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the shareholders in Japan, the relevant public notice is not required to be given.

The Japanese Shareholders will be notified of the material facts which would change their position through the Distributor or the Sales Handling Company.

The above described Management Report on the Fund will be sent to the shareholders known in Japan.

(3) INFORMATION CONCERNING THE RIGHTS OF SHAREHOLDERS, ETC.

A. Rights of Shareholders , etc.:

Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Distributor or the Sales Handling Company exercise their rights on their behalf in accordance with the Account Agreement with the Distributor or the Sales Handling Company.

Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Company may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by Shareholders are as follows:

(a) Voting rights

(b) Repurchase rights

(c) Rights to receive dividends

(d) Right to receive distributions upon dissolution

(e) Right to inspect accounting books and the like

(f) Right to transfer shares

(g) Rights with respect to the U.S. registration statement

B. Foreign Exchange Control in U.S.A.:

In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

C. Agent in Japan:

Linklaters Law Office (Note)
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

(Note) As of April 1, 2005, Linklaters Law Office formally merges with Linklaters Foreign Law Office and use the name of "Linklaters".

D. Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

II FINANCIAL HIGHLIGHTS

(a) "Financial Highlights" includes "Statement of assets and liabilities" and "Statement of operations", etc. including notes thereto, included in the Fund's financial statements in "Part III. Detailed Information Concerning the Fund, IV. Financial Conditions of Fund". This information has been derived from the Fund's Financial Statements included in "Part III. Detailed Information Concerning the Fund, IV. Financial Conditions of the Fund, Financial Conditions".

(b) The Japanese translation of the Fund's financial statements have been prepared pursuant to the proviso to Article 127, Paragraph 5 of the "Regulation Concerning the Terminology, Forms and Preparation Methods of Financial Statements, etc.", based on the "Ordinance of the Cabinet Office Relating to Disclosure of Specified Securities."

The financial statements have been audited by KPMG LLP, the independent registered public accounting firm in the United States.

(c) The original financial statements of the Fund are presented in US dollars. The amounts in Japanese yen included in the Japanese translations of the financial statements are translated at the exchange rate of US$1.00 = JPY103.61, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2005. Fractions are rounded to one thousand yen.

Financial highlights

The financial highlights table is intended to help investors understand the Fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the Fund's financial statements, which have been audited by KPMG LLP. Its report and the Fund's financial statements are included in the Fund's annual report to shareholders, which is available upon request.



Financial highlights (For a share outstanding throughout the period)

                                                Year ended September 30
Per-share                        -----------------------------------------------------------
operating performance            2004      2003           2002           2001           2000
--------------------------------------------------------------------------------------------
Net asset value,
beginning of period            $13.18    $13.20         $13.08         $12.52         $12.55
--------------------------------------------------------------------------------------------
Investment operations:
Net investment income (a)        0.39      0.27           0.57           0.71           0.76
--------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on Investments      (0.05)     0.02           0.21           0.57          (0.03)
--------------------------------------------------------------------------------------------
Total from
investment operations            0.34      0.29           0.78           1.28           0.73
--------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------
From net
investment income               (0.29)    (0.31)         (0.66)         (0.72)         (0.76)
--------------------------------------------------------------------------------------------
From return of capital             --        --             --             --             -- (e)
--------------------------------------------------------------------------------------------
Total distributions             (0.29)    (0.31)         (0.66)         (0.72)         (0.76)
--------------------------------------------------------------------------------------------
Redemption fees                    -- (e)    --             --             --             --
--------------------------------------------------------------------------------------------
Net asset value,
End of period                  $13.23    $13.18         $13.20         $13.08         $12.52
--------------------------------------------------------------------------------------------
Total return at
net asset value (%) (b)          2.61      2.25           6.14          10.56           6.09
--------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------
Net assets, end of period
(in thousand)                 $50,649   $73,355       $171,975       $144,285        $95,090
--------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (c)       1.19      1.13           1.10           1.11           1.12
--------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)        2.99      2.03           4.47           5.60           6.15
--------------------------------------------------------------------------------------------
Portfolio Turnover (%)         198.47    331.95 (d)     277.25 (d)     156.53 (d)     133.29
--------------------------------------------------------------------------------------------

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(f) Includes amounts paid through expense offset arrangements.

(g) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(h) Amount represents less than $0.01 per share.


The following financial documents are omitted here.


Statement of assets and liabilities for the fiscal year ended September 30, 2004.

Statement of operations for the fiscal year ended September 30, 2004.


Statement of assets and liabilities for the fiscal year ended September 30, 2003.

Statement of operations for the fiscal year ended September 30, 2003.


III. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT TRUST SECURITIES

1 Transfer of the Shares

The transfer agent for the registered share certificates is Putnam Fiduciary Trust Company, P.O. Box 41203, Providence, RI 02940-1203, U. S. A.

The Japanese investors who entrust the custody of their shares to the Distributor or the Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

No fee is chargeable for the transfer of shares.

2 The Closing Period of the Shareholders' Book

No provision is made.

3 There are no annual shareholders' meetings. Shareholder meeting at which the Board of Trustees will be elected will be held at least every five years beginning in 2004. Special shareholders' meeting may be held from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.

4 No special privilege is granted to Shareholders.

The acquisition of Shares by any person may be restricted.

IV ITEMS OF THE DETAILED INFORMATION CONCERNING THE FUND

(a) Items included in "Part III Detailed Information Concerning the Fund" are as follows:

I Additional Information concerning the Fund

1 History of the Fund

2 Outline of Laws Regulating the Fund in the Jurisdiction Where Established

3 Outline of the Supervisory Authorities

II Procedures, etc.

1 Procedures for Sales of Shares, etc.

2 Procedures for Repurchase of Shares, etc.

III Management and Administration

1 Outline of Management of Assets, etc.

(1) Valuation of Assets

(2) Custody of Shares

(3) Duration of Trust

(4) Accounting Year

(5) Miscellaneous

2 Outline of Disclosure System

3 Rights of Shareholders , etc.

(1) Rights of Shareholders , etc.

(2) Foreign Exchange Control in the U.S.A.

(3) Agent in Japan

(4) Jurisdiction, etc.

IV Financial Conditions of the Fund

1 Financial Statements

(1) Statement of assets and liabilities

(2) Statement of operations

(3) Fund's Portfolio

2 Present Condition of the Fund

Statement of Net Assets

V Record of Sales and Repurchases (Class M Shares)

(b) No matters set out in "Part III Detailed Information Concerning the Fund" are not included in the prospectus to be delivered when or before the offering of the Shares of the Fund is made pursuant to Article 15, paragraph 2 of the Securities and Exchange Law.

PART III DETAILED INFORMATION CONCERNING THE FUND

I. ADDITIONAL INFORMATION CONCERNING THE FUND

1 HISTORY OF THE FUND:

November 1, 1983: Organization of the Fund as a Massachusetts business trust. Adoption of the Agreement and Declaration of Trust.

January 10, 1992: Adoption of the Amended and Restated Agreement and Declaration of Trust.

2 OUTLINE OF LAWS REGULATING THE FUND IN THE JURISDICTION WHERE ESTABLISHED

The Fund was created under, and is subject to, the laws of The Commonwealth of Massachusetts. The sale of the Fund's shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elects to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

A. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts

Chapter 182 provides in part as follows:

A copy of the declaration of trust must be filed with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.

A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.

Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.

B. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

C. Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

D. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

E. The Internal Revenue Code

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

F. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

3 OUTLINE OF THE SUPERVISORY AUTHORITIES

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

A. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

B. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

II PROCEDURES, ETC.

1 PROCEDURES FOR SALES OF SHARES, ETC.:

A. Sales in the United States

Investors residing in the United States can open a Fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Investors' financial advisor or Putnam Investor Services generally must receive investor' s completed buy order before the close of regular trading on the New York Stock Exchange for investors' shares to be bought at that day's offering price. Investors residing in the U.S. can buy shares.

Investors can buy shares:

Through a financial advisor. Investors' advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge investors for his or her services.

Through systematic investing. Investors in the U.S. can make regular investments of $25 or more weekly, semi-monthly or monthly through automatic deductions from investors' bank checking or savings account. Application forms are available through investors' advisor or Putnam Investor Services at 1-800-225-1581.

Subsequent investments via the Internet. If investors have an existing Putnam fund account and they have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at www.putnaminvestments.com. For more information, contact your advisor or Putnam Investor Services at 1-800-225-1581.

Investors may also complete an order form and write a check for the amount investors wish to invest, payable to the Fund. Return the check and completed form to Putnam Investor Services.

The Fund must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, Putnam Investor Services may not be able to open the fund accounts of such investors. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening the investor's account, the Fund reserves the right to close such account.

The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Class M shares

-- Initial sales charge of up to 3.25%

-- Lower sales charges available for investments of $50,000 or more

-- No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

-- Lower annual expenses, and higher dividends, than Class B or Class C (not offered in Japan) shares because of lower 12b-1 fees

-- Higher annual expenses, and lower dividends, than Class A (not offered in Japan) shares because of higher 12b-1 fees

-- No conversion to Class A shares, so future 12b-1 fees do not decline over time

Initial sales charges for Class M shares
------------------------------------------------------------------------------
                                      Class M sales charge as a percentage of:
Amount of purchase at                 ----------------------------------------
 offering price ($)                    Net amount invested    Offering price *
------------------------------------------------------------------------------
Under 50,000                                  3.36%                 3.25%
------------------------------------------------------------------------------
50,000 but under 100,000                      2.30                  2.25
------------------------------------------------------------------------------
100,000 but under 250,000                     1.27                  1.25
------------------------------------------------------------------------------
250,000 but under 500,000                     1.01                  1.00
------------------------------------------------------------------------------
500,000 but under 1,000,000                   1.01                  1.00
------------------------------------------------------------------------------
1,000,000 and above                           None                  None
------------------------------------------------------------------------------

* Offering price includes sales charge.

The Fund offers two principal ways for investors to qualify for discounts on initial sales charges on Class M shares, often referred to as "breakpoint discounts".

Right of accumulation. Investors can add the amount of their current purchases of Class M shares of the Fund and other Putnam funds to the value of investors' existing accounts in the Fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial advisors. For their current purchases, investors will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of investors' current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of investors' existing accounts and any linked accounts, the Fund will use the current maximum public offering price of those shares.

Statement of intention. A statement of intention is a document in which investors agree to make purchases of class M shares in a specified amount within a period of 13 months. For each purchase investors make under the statement of intention investors will pay the initial sales charge applicable to the total amount investors have agreed to purchase. While a statement of intention is not a binding obligation on investors, if investors do not purchase the full amount of shares within 13 months, the Fund will redeem shares from investors' account in an amount equal to the higher initial sales charge investors would have paid in the absence of the statement of intention.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

-- Individual accounts

-- Joint accounts

-- Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

-- Shares of Putnam funds owned through accounts in the name of investor's dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

-- Accounts held as part of a Section 529 college savings plan managed by The Investment Management Company (some restrictions may apply)

In order to obtain a breakpoint discount, investors should inform investors' financial advisor at the time investors purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or investor's financial advisor may ask investors for records or other information about other shares held in investors' accounts and linked accounts, including accounts opened with a different financial advisor. Restrictions may apply to certain accounts and transactions.

Deferred sales charges

A deferred sales charge of 0.40% may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. Investors may sell shares acquired by reinvestment of distributions without a charge at any time.

Distribution (12b-1) plans. The Fund has adopted distribution plans to pay for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 1.00% on Class M shares. The Trustees currently limit payments on Class M shares to 0.50% of average net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of investors' investment. The higher fees for Class M shares may cost investors more than paying the initial sales charge for Class A shares. Because Class M shares, unlike Class B shares, do not convert to Class A shares, Class M shares may cost investors more over time than Class B shares.

Payments to dealers. If investors purchase investors' shares through a dealer (the term "dealer" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services or any similar agreement with Putnam Retail Management or one of its affiliates), investors' dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution (12b-1) fees shown in the tables under the heading "Fees and Expenses" in "Part I. Information Concerning Securities, (12) Miscellaneous" of this Securities Registration Statement.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by investors or the fund as shown under the heading "Fees and Expenses."

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments, which are generally available to most dealers engaging in significant sales of Putnam fund shares, are not expected, with certain limited exceptions, to exceed 0.085% of the average net assets of Putnam's retail mutual funds attributable to that dealer on an annual basis.

Program servicing payments, which are paid in some instances to third parties in connection with investments in the fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.15% of the total assets in the program on an annual basis.

Putnam Retail Management and its affiliates may make other payments or allow other promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain dealers also receive payments in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan.

Investors' dealer may charge you fees or commissions in addition to those disclosed in this documents. Investors can also ask investors' dealer about any payments it receives from Putnam Retail Management and its affiliates and any services investors' dealer provides, as well as about fees and/or commissions it charges.

An investor may be eligible to buy class M shares at reduced sales charges. For fiscal 2002, 2003 and 2004, Putnam Retail Management received
$2,047,794, $548,127 and $60,776, respectively, in sales charges for Class M shares, of which it retained $154,122, $40,234 and $4,660, respectively.

B. Sales in Japan

In Japan, Shares of the Fund are offered on any Business Day and any business day of the Distributor in Japan during the Subscription Period mentioned in "(7) Period of Subscription, Part I. Information Concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information Concerning Securities" of the relevant securities registration statement. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements (the "Account Agreement") and receive from such investors an application for requesting the opening of a transactions account under the Account Agreement.
Purchases may be made in the minimum investment amount of 100 shares and in integral multiples of 100 shares.

The issue price for Shares shall be, in principal, the Net Asset Value per Share next calculated on the day on which the Fund receives such application. The Trade Day in Japan is the day when the Distributor confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge in Japan shall be 3.15% (3% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price"). Any amount, which is over the net asset value, of the Sales Price shall be retained by Putnam Retail Management, principal underwriter of the Fund. The public offering price means the amount calculated by dividing the net asset value by (1- 0.0325) and rounded to three decimal places.

Payment of purchase price shall be made in yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by such Distributor or Sales Handling Company. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Company can agree.

In addition, the Distributor or the Sales Handling Company in Japan who are members of the Japan Securities Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than JPY100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" contained in the "Regulations Concerning the Transactions of Foreign Securities" established by the Association.

2 PROCEDURES FOR REPURCHASE OF SHARES, ETC.:

A. Repurchase in the United States

Investors residing in the U.S. can sell investors' shares back to the Fund any day the New York Stock Exchange is open, either through investors' financial advisor or directly to the Fund. Payment for redemption may be delayed until the Fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

The Fund will impose a short-term trading fee of 2.00% of the total redemption amount (calculated at market value) if the investors sell or exchange their shares after holding them for 5 days or less (including the investors purchased the shares by exchange). The short-term trading fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances, such as redemptions in the event of shareholder death or post-purchase disability, redemptions from accounts established as part of a Section 529 college savings plan, redemptions from certain omnibus accounts, redemptions made as part of a systematic withdrawal plan, and redemptions in connection with periodic portfolio rebalancings of certain wrap accounts or automatic rebalancing arrangements. In addition, for investors in defined contribution plans administered by Putnam or a Putnam affiliate, the short-term trading fee will not apply to redemptions to pay distributions or loans from such plans, redemptions of shares purchased directly with contributions by a plan participant or sponsor and redemptions of shares purchased in connection with loan payments. These exceptions may also apply to defined contribution plans administered by third parties that assess the Fund's short-term trading fee. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the Fund are currently unable or unwilling to assess the Fund's short-term trading fee. Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the Fund's short-term trading fee.

Selling shares through investors' financial advisor. Investors' advisor must receive investors' request in proper form before the close of regular trading on the New York Stock Exchange for them to receive that day's NAV, less any applicable deferred sales charge and short-term trading fee. Investors' advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge investors for his or her services.

Selling shares directly to the Fund. Putnam Investor Services must receive investors' request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge and short-term trading fee.

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If investors have certificates for the shares investors want to sell, investors must include them along with completed stock power forms.

By telephone. Investors may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless investors have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless investors indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for investors' shares. The telephone redemption privilege may be modified or terminated without notice.

Selling shares by check. If investors would like to use a Fund's check-writing service, mark the proper box on the application or authorization form and complete the signature card (and, if applicable, the resolution). The Fund will send investors checks when it receives these properly completed documents. Investors can then make the checks for $250 or more payable to the order of anyone. The Fund will redeem a sufficient number of full and fractional shares in investors' account at the next NAV that is calculated after the check is accepted to cover the amount of the check and any applicable deferred sales charge and short-term trading fee.

The use of checks is subject to the rules of investors' fund's designated bank for its checking accounts. If investors do not have a sufficient number of shares in their account to cover the amount of the check and any applicable deferred sales charge and short-term trading fee, the check will be returned and no shares will be redeemed. Because it is not possible to determine their account's value in advance, investors should not write a check for the entire value of their account or try to close their account by writing a check. The Fund may change or end check-writing privileges at any time without notice. The check-writing service is not available for tax-qualified retirement plans, or if there are certificates for investors' shares.

Additional requirements. In certain situations, for example, if investors sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

When will the Fund pay investors? The Fund generally sends investors payment for investors' shares the business day after investors' request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

Redemption by the Fund. If investors own fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem investors' shares without investors' permission and send investors the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if investors own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

B. Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund Business Day that is business day of the Distributor in Japan. The repurchase shall be made is integral multiples of 1 shares.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Agreement or, if the Distributor or the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

C. Suspension of Repurchase:

The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the U.S. Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the U.S. Securities and Exchange Commission for protection of investors.

III. MANAGEMENT AND ADMINISTRATION

1 OUTLINE OF MANAGEMENT OF ASSETS, ETC.:

(1) Valuation of Assets:

The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following U.S. holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of the Investment Management Company, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value. Liabilities are deducted from the total assets and resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the Fund are restricted as to resale, the Investment Management Company determines their fair value using procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value using procedures approved by the Trustees.

(2) Custody of Shares:

Share certificates shall be held by Shareholders at their own risk.

The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of Mitsubishi.

(3) Duration of Trust:

Unless terminated, the Fund shall continue without limitation of time.

(4) Accounting Year:

The accounts of the Fund will be closed each year on September 30.

(5) Miscellaneous:

A. Liquidation:

The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

B. Procedures Relating to the Changes to the Deed and the Amendments to the Agreements with the Related Companies, etc.

(a) Agreement and Declaration of Trust:

Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Fund and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Fund or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

In Japan, material changes in the Agreement and Declaration of Trust shall be published and sent to the Japanese Shareholders.

(b) Bylaws

Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

(c) Management Contract

Management Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment; and the Management Contract shall not be amended unless such amendment be approved at a meeting by the affirmative vote of a majority of the outstanding shares of the Fund, and by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Trustees of the Fund who are not interested persons of the Fund or of the Investment Management Company.

(d) Custodian Agreement

Custodian Agreement shall continue in full force and effect until terminated as thereinafter provided, may be amended at any time by mutual agreement of the parties thereto and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty days after the date of mailing; provided, that either party may at any time immediately terminate the Custodian Agreement in the event of the appointment of a conservator or receiver for the other party or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction. No provision of the Custodian Agreement may be amended or terminated except by a statement in writing signed by the party against which enforcement of the amendment or termination is sought.

(e) Investor Servicing Agreement

Investor Servicing Agreement shall continue indefinitely until terminated by not less than ninety days prior written notice given by the Fund to the Investor Servicing Agent, or by not less than six months prior written notice given by the Investor Servicing Agent to the Fund.

(f) Distributor's Contract

The Disributor's Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment. The Distributor's Contract may be amended only if such amendment be approved either by action of the Trustees of the Fund or at a meeting of the shareholders of the Fund by the affirmative vote of a majority of the outstanding shares of the Fund, and by a majority of the Trustees of the Fund who are not interested persons of the Fund or of Putnam by vote cast in person at a meeting called for the purpose of voting on such approval.

The Disributor's Contract shall remain in full force and effect continuously (unless terminated automatically as set above) until terminated:

(i) Either by the Fund or Putnam by not more than sixty (60) days' nor less than ten (10) days' written notice delivered or mailed by registered mail, postage prepaid, to the other party; or

(ii) If the continuance of this Contract after January 31, 1995 is not specifically approved at least annually by the Trustees of the Fund or the shareholders of the Fund by the affirmative vote of a majority of the outstanding shares of the Fund, and by a majority of the Trustees of the Fund who are not interested persons of the Fund or of Putnam by vote cast in person at a meeting called for the purpose of voting on such approval.

(g) Agent Securities Company Agreement

Agent Securities Company Agreement shall be effective until terminated upon notice, thirty (30) days prior to the termination date, in writing to the other party thereto, to the addresses listed therein, subject to the appointment of a successor agent securities company for the Fund in Japan insofar as such appointment is required in Japan.

(h) Japan Dealer Sales Contract

Either party thereto may terminate the Japan Dealer Sales Contract, without cause, upon 30 days' written notice to the other party. Either party thereto may also terminate the Japan Dealer Sales Contract for cause upon the violation by the other party of any of the provisions thereof, such termination to become effective on the date such notice of termination is mailed to the other party.

C. Issue of Warrants, Subscription Rights, etc.:

The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

D. How Performance Is Shown:

Fund advertisements may, from time to time, include performance information. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with U.S. Securities and Exchange Commission regulations and may differ from net investment income as determined for tax purposes. U.S. Securities and Exchange Commission regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

Yield is based on the price of the shares, including the maximum initial sales charge.

"Total return" for the one-, five- and ten-year periods (or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used. For the one-year, five-year and ten-year periods ended September 30, 2004, the average annual total return for Class M shares of the Fund was -0.71%, 4.79%, and 5.83%, respectively. Returns for Class M shares reflect the deduction of the current maximum initial sales charge of 3.25% (3.40% (3.25% before consumption tax) in Japan) for Class M shares. A deferred sales charge of up to 0.40% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge. Returns shown for Class M shares for periods prior to February 6, 1995 are derived from the historical performance of Class A shares, adjusted to reflect both the deduction of the initial sales charge and the higher operating expenses applicable to Class M shares. The 30-day yield for the Class M shares of the Fund for the period ended September 30, 2004 was 3.44%.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

E. Litigation and Other Significant Events

Regulatory matters and litigation.

The Investment Management Company has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans.

Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits.

The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

2 Outline of Disclosure SYSTEM:

(1) Disclosure in U.S.A.:

A. Disclosure to shareholders

In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

B. Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.

(2) Disclosure in Japan:

A. Disclosure to the Supervisory Authority:

(a) Disclosure Required under the Securities and Exchange Law

When the Fund intends to offer the Shares amounting to more than certain specific amount in yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.

The Distributor or the Sales Handling Company of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements (the "Delivery Prospectus"). They shall also deliver to the investors prospectuses the contents of which are substantially identical to Part III of the securities registration statements upon the request of the investors (the "Requested Prospectus"). For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance.

(b) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies

If the Investment Management Company conducts the business of offering for sale of shares of the Fund, it must file in advance certain information relating to the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law No. 198, 1951) (hereinafter referred to the "Investment Trusts Law"). In addition, if the Investment Management Company amends the Agreement and Declaration of Trust of the Fund, it must file in advance such amendment and the details thereof with the Commissioner of Financial Services Agency. Further, the Investment Management Company must prepare the Management Report on the described matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.

B. Disclosure to Japanese Shareholders:

If the Trustees make any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver written documents containing the amendment to the shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the shareholders in Japan, the relevant public notice is not required to be given.

The Japanese Shareholders will be notified of the material facts which would change their position through the Distributor or the Sales Handling Company.

The above described Management Report on the Fund will be sent to the shareholders known in Japan.

3 INFORMATION CONCERNING THE RIGHTS OF SHAREHOLDERS, ETC.

(1) Rights of Shareholders , etc.:

Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Distributor or the Sales Handling Company exercise their rights on their behalf in accordance with the Account Agreement with the Distributor or the Sales Handling Company.

Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Company may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by Shareholders are as follows:

(a) Voting rights

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

(b) Repurchase rights

Shareholders are entitled to request repurchase of Shares at their Net Asset Value at any time.

(c) Rights to receive dividends

Shareholders are entitled to receive any distribution from net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

Shareholders may choose three distribution options, though investors in Japan may only choose the last alternative.


-- Reinvest all distributions in additional shares without a sales charge;

-- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or

-- Receive all distributions in cash.

(d) Right to receive distributions upon dissolution

Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.

(e) Right to inspect accounting books and the like

Shareholders are entitled to inspect the Agreement and Declaration of Trust, the accounting books at the discretion of the Court and the minutes of any shareholders' meetings.

(f) Right to transfer shares

Shares are transferable without restriction except as limited by applicable law.

(g) Rights with respect to the U.S. registration statement

If, under the 1933 Act, there is, at the time it became effective, any false statement concerning a material fact in the U.S. registration statement, or any omission of any statement of a material fact required to be stated therein or necessary in order to make the statements made therein, in light of the circumstances, not misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustees of the issuer (or any person placed in the same position), any person involved in preparing such Statement or any underwriter of the relevant shares.

(2) Foreign Exchange Control in U.S.A.:

In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

(3) Agent in Japan:

Linklaters Law Office (Note)
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;

(a) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and

(b) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director-General of Kanto Local Finance Bureau of the Ministry of Finance of the initial public offering concerned as well as for the continuous disclosure is the following person:

Akihiro Wani
Attorney-at-law
Linklaters Law Office (Note)
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

(Note) As of April 1, 2005, Linklaters Law Office formally merges with Linklaters Foreign Law Office and use the name of "Linklaters".

(4) Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to (3)(b) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court 1-4, Kasumigaseki 1-chome Chiyoda-ku, Tokyo

IV. FINANCIAL CONDITIONS OF THE FUND

1 FINANCIAL STATEMENTS

Financial highlights

The financial highlights table is intended to help investors understand the Fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the Fund's Financial Statements, which have been audited by KPMG LLP. Its report and the Fund's financial statements are included in the Fund's annual report to shareholders, which is available upon request.



Financial highlights (For a share outstanding throughout the period)

                                                  Year ended September 30
Per-share                        -----------------------------------------------------------
operating performance            2004      2003           2002           2001           2000
--------------------------------------------------------------------------------------------
Net asset value,
beginning of period            $13.18    $13.20         $13.08         $12.52         $12.55
--------------------------------------------------------------------------------------------
Investment operations:
Net investment income (a)        0.39      0.27           0.57           0.71           0.76
--------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on Investments      (0.05)     0.02           0.21           0.57          (0.03)
--------------------------------------------------------------------------------------------
Total from
investment operations            0.34      0.29           0.78           1.28           0.73
--------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------
From net
investment income               (0.29)    (0.31)         (0.66)         (0.72)         (0.76)
--------------------------------------------------------------------------------------------
From return of capital             --        --             --             --             -- (e)
--------------------------------------------------------------------------------------------
Total distributions             (0.29)    (0.31)         (0.66)         (0.72)         (0.76)
--------------------------------------------------------------------------------------------
Redemption fees                    -- (e)    --             --             --             --
--------------------------------------------------------------------------------------------
Net asset value,
End of period                  $13.23    $13.18         $13.20         $13.08         $12.52
--------------------------------------------------------------------------------------------
Total return at
net asset value (%) (b)          2.61      2.25           6.14          10.56           6.09
--------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------
Net assets, end of period
(in thousand)                 $50,649   $73,355       $171,975       $144,285        $95,090
--------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (c)       1.19      1.13           1.10           1.11           1.12
--------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)        2.99      2.03           4.47           5.60           6.15
--------------------------------------------------------------------------------------------
Portfolio Turnover (%)         198.47    331.95 (d)     277.25 (d)     156.53 (d)     133.29
--------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Amount represents less than $0.01 per share.



The following financial documents are omitted here.


Report of independent registered public accounting firm for the fiscal year ended September 30, 2004

Report of independent registered public accounting firm for the fiscal year ended September 30, 2003


Statement of assets and liabilities for the fiscal year ended September 30,
2004

Statement of operations for the fiscal year ended September 30, 2004

Statement of changes in net assets for the fiscal year ended September 30,
2004

Financial highlights (For a common share outstanding throughout the period)

Notes to financial statements for the fiscal year ended September 30, 2004

Portfolio of investments owned dated September 30, 2004

Statement of assets and liabilities for the fiscal year ended September 30,
2003


Statement of operations for the fiscal year ended September 30, 2003

Statement of changes in net assets for the fiscal year ended September 30,
2003

Financial highlights (For a share outstanding throughout the period)

Notes to financial statements for the fiscal year ended September 30, 2003

Portfolio of investments owned dated September 30, 2003


2 PRESENT CONDITION OF THE FUND

Statement of Net Assets

                                                (As of the end of January 2005)
-------------------------------------------------------------------------------
                                         USD                JPY (in thousands)
-------------------------------------------------------------------------------
Total Assets                        2,964,784,420              307,181,314
-------------------------------------------------------------------------------
Total Liabilities                   1,238,683,108              128,339,957
-------------------------------------------------------------------------------
Total Net Assets (I-II)             1,726,101,312              178,841,357
-------------------------------------------------------------------------------
Total Number of Shares    Class A.    103,749,608 Shares
Outstanding               Class B.     20,008,815 Shares
                          Class C.      1,786,637 Shares
                          Class M.      3,528,770 Shares
                          Class R.          6,218 Shares
                          Class Y.        944,138 Shares
-------------------------------------------------------------------------------
Net Asset Value           Class A.          13.29                YEN 1,377
per Share (c/d)           Class B.          13.21                YEN 1,369
                          Class C.          13.26                YEN 1,374
                          Class M.          13.27                YEN 1,375
                          Class R.          13.28                YEN 1,376
                          Class Y.          13.26                YEN 1,374
-------------------------------------------------------------------------------

V Record of Sales and Repurchases

Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of such fiscal years are as follows:

-------------------------------------------------------------------------------
                    Number of Shares  Number of Shares      Number of
                          Sold           Repurchased    Outstanding Shares
-------------------------------------------------------------------------------
1st Fiscal Year          217,478            16,150            201,328
(2/6/95-9/30/95)              (0)               (0)                (0)
-------------------------------------------------------------------------------
2nd Fiscal Year          509,261           226,315            484,274
(10/1/95-9/30/96)             (0)               (0)                (0)
-------------------------------------------------------------------------------
3rd Fiscal Year          702,884           583,426            603,732
(10/1/96-9/30/97)             (0)               (0)                (0)
-------------------------------------------------------------------------------
4th Fiscal Year       19,422,018         7,720,736         12,305,014
(10/1/97-9/30/98)    (18,344,600)       (7,230,200)       (11,114,400)
-------------------------------------------------------------------------------
5th Fiscal Year        2,833,549         4,509,265         10,629,298
(10/1/98-9/30/99)     (1,710,900)       (3,635,550)        (9,189,750)
-------------------------------------------------------------------------------
6th Fiscal Year        1,584,348         4,620,645          7,593,001
(10/1/99-9/30/00)       (679,000)       (3,497,820)        (6,370,930)
-------------------------------------------------------------------------------
7th Fiscal Year        8,761,170         5,324,572         11,029,599
(10/1/00-9/30/01)     (5,822,700)       (3,425,670)        (8,767,960)
-------------------------------------------------------------------------------
8th Fiscal Year        6,552,907         4,555,886         13,026,620
(10/1/01-9/30/02)     (4,563,800)       (2,787,790)       (10,543,970)
-------------------------------------------------------------------------------
9th Fiscal Year        2,881,486        10,340,528          5,567,578
(10/1/02-9/30/03)     (1,175,000)       (7,664,070)        (4,054,900)
-------------------------------------------------------------------------------
10th Fiscal Year         699,029         2,437,251          3,829,356
(10/1/03-9/30/04)        (99,500)       (1,090,250)        (3,064,150)
-------------------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. The Shares have been sold in Japan since December 4, 1997.

PART IV. SPECIAL INFORMATION

I. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

1 OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

The description in this item is same as the description in "Part II. Information Concerning Fund, I. Description of the Fund, 1. Nature of the Fund, (2) Structure of the Fund, C. Investment Management Company" above.

2 SUMMARY OF BUSINESS LINES AND BUSINESS OPERATIONS

As of the end of January 2005, the Investment Management Company managed, advised, and/or administered the following 108 funds and fund portfolios (having an aggregate net asset value of over $138 billion).


                                                (As of the end of January 2005)
------------------------------------------------------------------------------
Name of                                   Number of    Total Net Asset Value
Country    Principal Characteristics      the Funds           ($ million)
------------------------------------------------------------------------------
U.S.A.     Closed End Type Bond Fund         13                 US $4,616.09
                                                         (JPY 478.27 billion)
------------------------------------------------------------------------------
U.S.A.     Open End Type Balanced Fund       13                US $37,669.61
                                                       (JPY 3,902.95 billion)
------------------------------------------------------------------------------
U.S.A.     Open End Type Bond Fund           32                US $32,231.12
                                                       (JPY 3,339.47 billion)
------------------------------------------------------------------------------
U.S.A.     Open End Type Equity Fund         50                US $63,649.75
                                                       (JPY 6,594.75 billion)
------------------------------------------------------------------------------

3 FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP is responsible for this part.

Japanese translation of fiscal 2003 and 2002 are attached to the Japanese version of the Securities Report.

4 RESTRICTIONS ON TRANSACTIONS WITH INTERESTED PARTIES:

Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, LLC, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

5 MISCELLANEOUS

(1) Election and Removal of Directors

Directors of the Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and By-Laws of the Investment Management Company.

(2) Election and Removal of Officers

Officers are elected by the Board of Directors. The Board of Directors may remove any officer without cause.

(3) Supervision by SEC of Changes in Directors and Certain Officers

The Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of the Investment Management Company.

Under Section 9 (b) of the Investment Company Act of 1940 SEC may prohibit the directors and officers from remaining in office, if SEC will judge that such directors and officers have willfully violated any provision of the federal securities law.

(4) Amendment to the Limited Liability Company Agreement , Transfer of Business and Other Important Matters.

A. Limited Liability Company Agreement may be amended, under Delaware Law, by appropriate Members' vote.

B. Under the Limited Liability Company Agreement, transfer of business requires a vote of all Members entitled to vote thereon.

C. The Investment Management Company has no direct subsidiaries.

(5) Litigation, etc.

Regulatory matters and litigation.

The Investment Management Company has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans.

Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits.

The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

II. OUTLINE OF THE OTHER RELATED COMPANIES

1 NAMES, AMOUNT OF CAPITAL AND DESCRIPTION OF BUSINESS

A. Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)

(1) Amount of Capital:

U.S. $27,496,694 (YEN 2.8 billion) as of January 31, 2005

(the reduction from the prior year is a result of Putnam Fiduciary Trust Company transferring (at December 31, 2004) the Defined Contribution Servicing business to its sister company, Mercer Inc.). Net income for the year ended December 2004 was $949,043.

(2) Description of Business:

Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.

B. Putnam Retail Management Limited Partnership (the Principal Underwriter)

(1) Amount of Capital:

U.S. $68,310,761 (YEN 7.1 billion) as of January 31, 2005

(2) Description of Business:

Putnam Retail Management Limited Partnership is the Principal Underwriter of the shares of Putnam Funds including the Fund.

C. Mitsubishi Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)

(1) Amount of Capital:

JPY 65.518 billion as of January 31, 2005

(2) Description of Business:

Mitsubishi Securities Co., Ltd. is a securities company registered under the Securities Exchange Law of Japan with the Commissioner of Financial Services Agency. It engages in offering, underwriting, distribution and intermediary of the securities and other businesses related to securities business.

2 OUTLINE OF BUSINESS RELATIONSHIP WITH THE FUND

A. Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)

Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.

B. Putnam Retail Management Limited Partnership (the Principal Underwriter)

Putnam Retail Management Limited Partnership engages in providing marketing services to the Fund.

C. Mitsubishi Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)

The Company acts as a Distributor in Japan and Agent Securities Company for the Fund in connection with the offering of shares in Japan.

3 CAPITAL RELATIONSHIPS

100% of interest in Putnam Investment Management, LLC, Putnam Fiduciary Trust Company and Putnam Retail Management Limited Partnership are held by Putnam, LLC.

III.  OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information that may be of interest to investors. The discussion below is qualified in its entirety by the complete registration statement of the fund and the full text of any referenced statutes and regulations.

1 Massachusetts Business Trusts

A. General Information

Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

B. Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

2 United States Investment Company Laws and Enforcement

A. General

In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

(a) Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

(b) Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

(c) Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

(d) The Internal Revenue Code

An investment company is an entity subject to federal income taxation under the Internal Revenue Code (the "Code"). However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

(e) Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

B. Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

(a) The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

(b) State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities relating to the offering and sale of securities to their residents or within their jurisdictions.

C. Offering Shares to the Public

An investment company ("investment company" or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the public sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

D. Ongoing Requirements

Under U.S. law, a fund that continuously offers its shares is subject to numerous ongoing requirements, including, but not limited to;

(a) Updating its prospectus if it becomes materially inaccurate or misleading;

(b) Annual update of its registration statement (including the prospectus);

(c) Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

(d) Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and independent auditors;

(e) Maintenance of a code of ethics; and

(f) Periodic board review of certain fund transactions, dividend payments, and payments under a fund's distribution plan.

3 Management of a Fund

The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

4 Share Information

A. Valuation

Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00 p.m., New York time) each day the Exchange is open.

The Fund values its investments for which market quotation are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value.
It values all other investments and assets at then fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund's Trustees or dealers selected by The Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

B. Redemption

Shareholders may generally sell shares of an open-end fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the Shareholder's order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

C. Transfer agency

The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

5 Shareholder Information, Rights and Procedures for the Exercise of Such
Rights

A. Voting Rights

Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

B. Dividends

Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

C. Dissolution

Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares he owns.

D. Transferability

Shares of a fund are typically transferable without restriction.

E. Right to Inspection

Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

6 Tax Matters

U.S. Taxation of the Fund

The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect. An individual's taxpayer identification number is his or her social security number.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules. The new regulations generally are effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties. Foreign investors in a fund should consult their tax advisors with respect to the potential application of these regulations.

These new regulations modify and, in general, unify the way in which non-U.S. investors establish their status as non-U.S. States "beneficial owners" eligible for withholding exemptions including a reduced treaty rate or an exemption from backup withholding. For example, the new regulations require non-U.S. investors to provide new forms.

The new withholding regulations clarify withholding agents' reliance standards. They also require additional certifications for claiming treaty benefits. For example, a non-U.S. investor may be required to provide a TIN, and has to certify that he/she "derives" the income with respect to which the treaty benefit is claimed within the meaning of applicable regulations. The new withholding regulations also specify procedures for foreign intermediaries and flow-through entities, such as foreign partnerships, to claim the benefit of applicable exemptions on behalf of non-U.S. investors for which or for whom they receive payments. The new withholding regulations also amend the foreign broker office definition as it applies to partnerships.

The new withholding regulations are complex and this summary does not completely describe them. Non-U.S. investors should consult with their tax advisors to determine how the new withholding regulations affect their particular circumstances.

Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty), the possibility that a non-U.S. investor may be subject to U.S. tax on capital gain distributions and gains realized upon the sale of fund shares if the investor is present in the United States for at least 31 days during the calendar year (and certain other applicable conditions), or the possibility that a non-U.S. investor may be subject to U.S. tax on income from the fund that is "effectively connected" with a U.S. trade or business carried on by such an investor. Shareholders residing in Japan should consult "Tax Treatment of Shareholders in Japan".

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). In addition, as a Massachusetts business trust, the Fund under present Massachusetts law is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a "regulated investment company" and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

If the Fund failed to qualify as a regulated investment company accorded favorable tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded favorable tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Non-tax-exempt shareholders of a Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares. Distributions from a Fund derived from interest, dividends, and certain other income, including in general short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (that is, the excess of net long-term capital gains and net short-term capital losses) on securities held for more than 12 months will be taxable as such, regardless of how long a shareholder has held shares in the Fund. Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

Distributions from capital gains are made after applying any available capital loss carryovers.

The Fund's transactions in non-U.S. currencies, non-U.S.
currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

Investment by the Fund in "passive non-U.S. investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive non-U.S. investment company as a "qualified electing fund".

A "passive non-U.S. investment company" is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets held by corporation (generally determined by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state, local or foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law.

7 Important Participants in Offering of Mutual Fund Shares

(1) Investment Company

Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

(2) Investment Adviser/Administrator

The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

(3) Underwriter

An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

(4) Transfer Agent

A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

(5) Custodian

A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.

IV. FORM OF FOREIGN INVESTMENT FUND SECURITIES

Main items to be set forth on the share certificate of the Fund (if issued) are as follows:-

A. Front

(a) Name of the Fund

(b) Number of shares represented

(c) Signatures of the Chairman and Transfer Agent

(A) Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

B. Back

(a) Space for endorsement

(b) Description concerning delegation of transfer agency

V. MISCELLANEOUS

1 The ornamental design is used in cover page of the Japanese Prospectus.

The ornamental design is used in cover page of the Japanese Prospectus.

2 The following must be set forth in the Prospectus.

-- Outline of the Prospectus will be included at the beginning of the Prospectus, summarizing the content of "PART I: INFORMATION CONCERNING SECURITIES", "I. Description of the Fund" in "PART II: INFORMATION CONCERNING THE FUND" and "II. Outline of Other Related Companies" in "PART
   III: SPECIAL INFORMATION" of the SRS and the Agreement of Foreign Securities Transactions Account, and the internal rules of the distributor (i.e.: subscription is accepted until 3:00 p.m. of the day; etc.) in respect of the subscription and payment.

-- With respect to "(1) Diversification of Investment Fund" and "(2) Results of Past Operations" of "I. Description of the Fund, 5. Status of Investment Portfolio" and the entire part of "II. Financial Conditions of the Fund" in "PART II: INFORMATION CONCERNING THE FUND" of the SRS, the Prospectus may present the relevant information shown in the graphs in addition to the text and tables of the said information acquired at any time after the SRS is filed. The Prospectus may also set forth the exchange rates relevant to the Fund.